            T O U C H S T O N E
            ------------------------------------------
                            TOUCHSTONE II VARIABLE ANNUITY
 LOGO

                          ( EMERGING GROWTH
                          ( INTERNATIONAL EQUITY
                          ( GROWTH & INCOME
                          ( BALANCED
                          ( INCOME OPPORTUNITY
                          ( BOND
                          ( STANDBY INCOME

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

THIS BOOKLET CONTAINS THE ANNUAL REPORTS WHICH REFLECT THE RESULTS OF THE TOUCHSTONE II VARIABLE ANNUITY, A FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT, ISSUED BY WESTERN-SOUTHERN LIFE ASSURANCE COMPANY ("WESTERN-SOUTHERN"). INCLUDED IN THIS BOOKLET ARE THE ANNUAL REPORTS FOR WESTERN-SOUTHERN'S SEPARATE ACCOUNT 2 AND THE INVESTMENT PORTFOLIOS UNDERLYING THE TOUCHSTONE II VARIABLE ANNUITY. THESE ANNUAL REPORTS ARE BOUND TOGETHER FOR YOUR CONVENIENCE.

Dear Contract Owner:

    Over the past two years, many have asked about the meaningfulness of the Touchstone name. In a literal sense, the word TOUCHSTONE originated from the testing stone. In order for the medieval alchemist to test the purity of gold, it was often rubbed against a fine-grained, dark stone such as jasper in order to see what kind of mark it left behind. In a more colloquial sense, though, the word TOUCHSTONE has evolved and is defined as a test or criterion by which other things are judged. The name, Touchstone, in other words reflects our commitment to being a benchmark by which other investment managers can be compared.

    Which segues me to my appraisal of the investment markets in 1996. Unquestionably 1996 in many ways paralleled 1995, with equities generating impressive returns. Stocks were again the place to be. The U.S. equity markets maintained a rally that began in August and ran on through November as economic signals pointed to a continuing moderate to slow growth scenario. Continued strength on the corporate earnings front supported the elevated prices. The Dow Jones Industrial Average, which closed at 5117 on December 31, 1995, closed at the 6448 level on December 31, 1996. An annual return of 26% for the DJIA illustrated the dominance of large capitalization companies which was also discernible in the returns of the S&P 500, Russell 1000 and Russell 3000. Low interest rates, low inflation, and significant cash flows into equity mutual funds added combustion to the bull market. The fixed income markets also ended the year on a positive note as bonds struggled to recover lost performance suffered earlier in the year. Even Alan Greenspan's remarks about "irrational exuberance" did very little to dampen the overall market fervor. But how long these retail-friendly markets will continue is unknown, particularly if economic conditions would begin to slow and corporate profitability comes under a strain.

    1996 was also the year that the financial press discovered the Touchstone Family of Funds and Variable Annuities. We were recognized in publications such as the WALL STREET JOURNAL, BARRON'S, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, BUSINESS WEEK, LOS ANGELES TIMES and CHICAGO TRIBUNE. This favorable publicity brought us much attention among investment professionals and individual investors alike.

    While it is difficult to make general comments about the performance of a family of asset classes as diverse as Touchstone, I encourage you to review the enclosed financial statements and performance summaries for each Fund in the Family. Although portfolio managers throughout the industry labored to equal the performance of steadily rising market indices, our managers generally excelled in adhering to their investment styles and objectives while exploiting growth opportunities. However, the opportunity to improve always exits, and we will aggressively pursue improvements in select areas as we move forward in 1997.

    We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,

/s/ Edward G. Harness

Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Visit us on the World Wide Web at WWW.TOUCHSTONEFUNDS.COM

(1)TOUCHSTONE VARIABLE ANNUITIES ARE UNDERWRITTEN BY WESTERN-SOUTHERN LIFE ASSURANCE COMPANY, CINCINNATI, OHIO

            T O U C H S T O N E
            ------------------------------------------
                                WESTERN-SOUTHERN LIFE
            LOGO
                                  ASSURANCE COMPANY

            -------------------------------------------------------

                                  SEPARATE ACCOUNT 2

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

TOUCHSTONE II EMERGING GROWTH SUB-ACCOUNT

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected Touchstone II Emerging Growth Sub-Account's performance. Small capitalization stocks, as measured by the Russell 2000, rose 16.5% while the total return (net of fees and expenses) for the Touchstone II Emerging Growth Sub-Account was 10.3%. As the value-style manager of the Touchstone Emerging Growth Portfolio, David L. Babson's core strategy was to remain invested in leading companies where there is the potential over the next three to five years to see improving profitability and accelerating earnings growth. Babson remained committed to this longer term strategy even though market conditions may not have been ideal over the past year. Ultimately, though, Babson believes their value-style approach to equity buying will perform well over a full market cycle. As the growth-style manager of the Touchstone Emerging Growth Portfolio, Westfield Capital Management continued to find companies with good growth prospects selling at less than one times their growth rate. Overweighted positions in energy, technology and financial services contributed strongly to the overall portfolio return, while several retail and health service names lingered. Near term, Westfield Capital expects the "goldilocks economy" of moderating growth and low inflation will continue. Longer term, a decided shift to stronger relative earnings growth in the small sector will be apparent.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         TOUCHSTONE II
                                                           VARIABLE                       CDA/WIESENBERGER
                                                          Annuity Emerging      Russell       Small Company
                                                        Growth Sub-Account   2000 Index     Growth Avg - VA
Feb. '95                                                           $10,000      $10,000             $10,000
Mar. '95                                                            10,081       10,171              10,213
Jun. '95                                                            10,694       11,125              11,185
Sep. '95                                                            11,616       12,224              12,568
Dec. '95                                                            11,719       12,488              12,540
Mar. '96                                                            12,277       13,125              13,248
Jun. '96                                                            12,823       13,782              14,071
Sep. '96                                                            12,574       13,829              14,353
Dec. '96                                                            12,948       14,548              14,464
Aggregate Total Return
One Year Ended 12/31/96                                              10.3%
Inception to 12/31/96                                                29.5%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

TOUCHSTONE II INTERNATIONAL EQUITY SUB-ACCOUNT

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone II International Equity Sub-Account's performance. International equity stocks, as measured by the MSCI EAFE Index, rose 6.4% while the total return (net of fees and expenses) for the Touchstone II International Equity Sub-Account was 10.6%. As the international equity manager of the Touchstone II International Equity Portfolio, BEA Associates attributes the Fund's performance to mix of country, currency and stock selection. The effect of country selection was most pronounced in Latin America, where they benefited from an overweight in Brazil and Mexico, and Asia where they gained from an underweight in both the Japanese equity market and the Yen. Stock selection played the biggest role in Europe, especially in their holdings in Italy, France and Sweden. In Asia Ex-Japan, gains from both stock selections and overweights in Hong Kong, Indonesia and Malaysia were offset by positions in Thailand and South Korea, which were the weakest performing regions in 1996.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         TOUCHSTONE II
                                                           VARIABLE                              CDA/WIESENBERGER
                                                     Annuity International                           International
                                                        Equity Sub-Account     MSCI EAFE Index     Equity Avg - VA
Feb. '95                                                           $10,000             $10,000             $10,000
Mar. '95                                                            10,415              10,626              10,241
Jun. '95                                                            10,849              10,711              10,780
Sep. '95                                                            11,316              11,167              11,289
Dec. '95                                                            11,361              11,628              11,454
Mar. '96                                                            12,042              11,973              12,053
Jun. '96                                                            12,289              12,171              12,552
Sep. '96                                                            12,068              12,048              12,518
Dec. '96                                                            12,476              12,249              13,007
Aggregate Total Return
One Year Ended 12/31/96                                              10.6%
Inception to 12/31/96                                                24.8%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

TOUCHSTONE II GROWTH & INCOME SUB-ACCOUNT

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone II Growth & Income Sub-Account's performance. Growth & Income stocks, as measured by the S&P 500 Index, rose 22.8% while the total return (net of fees and expenses) for the Touchstone II Growth & Income Sub-Account was 14.0%. As the growth and income manager of the Touchstone Growth & Income Portfolio II, Ft. Washington Investment Advisors continued to employ a strategy of staying fully invested in a highly diversified portfolio. Their stock picking emphasis was on out-of-favor stocks with stable to improving fundamentals. Throughout the annual period, the fund consisted primarily of large capitalization stocks managed with a relative value discipline. Their goal was to buy good quality companies when the market put them on sale. In their daily research and selection process, they tried to buy stocks that experienced significant price declines. This approach created a difficult environment for value-based strategies to outperform the market. The recovery of out-of-favor names in 1996 was incompatible with the robust market environment which favored momentum-based strategies.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     TOUCHSTONE II VARIABLE                    CDA/WIESENBERGER
                                                             Annuity Growth                     Growth & Current
                                                       & Income Sub-Account    S&P 500 Index     Income Avg - VA
Feb. '95                                                            $10,000          $10,000             $10,000
Mar. '95                                                             10,233           10,296              10,263
Jun. '95                                                             10,989           11,273              11,092
Sep. '95                                                             11,818           12,162              11,872
Dec. '95                                                             12,511           12,893              12,421
Mar. '96                                                             13,383           13,586              12,975
Jun. '96                                                             13,683           14,190              13,353
Sep. '96                                                             13,866           14,623              13,721
Dec. '96                                                             14,291           15,838              14,656
Aggregate Total Return
One Year Ended 12/31/96                                               14.0%
Inception to 12/31/96                                                 42.9%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

TOUCHSTONE II BALANCED SUB-ACCOUNT

Over the course of the annual period ended December 31, 1996, several investment management strategies and techniques materially affected the Touchstone II Balanced Sub-Account's performance. Growth and value stocks, as measured by the S&P Index, rose 22.8% and government and corporate bonds, as measured by the Lehman Brothers Government/Corporate Index rose 2.9% while the total return (net of fees and expenses) for the Touchstone II Balanced Sub-Account was 15.9%. As the core equity manager of the Touchstone II Balanced Portfolio, Harbor Capital Management recorded excellent performance on both the growth and value sides of the portfolio. Heavy exposure to technology, financial services, energy, and large-capitalization, multinational issues contributed to the strong performance. With technology, their emphasis was on the dominant market leaders (Microsoft, Intel and IBM). Financial equities were weighted toward banks (Citicorp and Chase) and asset accumulation vehicles (SunAmerica, Allmerica and Travelers) which were benefiting from the huge inflow into annuities and mutual funds. With the rise in crude oil prices, energy related equities also did well. The energy sector of the portfolio included integrated oils (Amoco), exploration and production companies (Unocal and Triton), natural gas (Enron) and drillers (Diamond Offshore and Schlumberger). Finally, the market rewarded the big, multinational global leaders such as American International Group, Boeing, GE, Monsanto, Medtronic, Pfizer and Coca-Cola.

    As the fixed income manager of the Touchstone Balanced Portfolio, Morgan Grenfell Capital Management has remained focused on issue selection, believing this to be the best way to consistently add value in the fixed income markets over time. The fund was well diversified among sectors, issues and maturities and was comprised of high quality securities that offer superior total return prospects over a variety of market scenarios. Their holdings were in well structured mortgage-backed securities that have particularly benefited during this annual period of rising interest rates. Morgan Grenfell continues to favor taxable municipal bonds over generic corporate issues, believing that they offer superior return prospects.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         TOUCHSTONE II
                                                           VARIABLE                             LEHMAN BROTHERS
                                                          Annuity Balanced                    Government/Corporate
                                                               Sub-Account    S&P 500 Index                  Index
Feb. '95                                                           $10,000          $10,000                $10,000
Mar. '95                                                            10,260           10,296                 10,067
Jun. '95                                                            11,248           11,273                 10,720
Sep. '95                                                            11,921           12,162                 10,925
Dec. '95                                                            11,985           12,893                 11,434
Mar. '96                                                            12,378           13,586                 11,167
Jun. '96                                                            12,510           14,190                 11,219
Sep. '96                                                            12,954           14,623                 11,417
Dec. '96                                                            13,930           15,838                 11,766
Aggregate Total Return
One Year Ended 12/31/96                                              15.9%
Inception to 12/31/96                                                39.3%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

                                                      CDA/WIESENBERGER
                                                               Balanced
                                                               Avg - VA
Feb. '95                                                        $10,000
Mar. '95                                                         10,179
Jun. '95                                                         10,867
Sep. '95                                                         11,419
Dec. '95                                                         11,803
Mar. '96                                                         12,055
Jun. '96                                                         12,278
Sep. '96                                                         12,558
Dec. '96                                                         13,134
Aggregate Total Return
One Year Ended 12/31/96
Inception to 12/31/96
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

TOUCHSTONE II INCOME OPPORTUNITY SUB-ACCOUNT

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone II Income Opportunity Sub-Account's performance. Corporate high yield bonds, as measured by the CDA/Wiesenberger Corporate High Yield Variable Annuity Average, rose 12.9%; international bonds, as measured by the CDA/Wiesenberger International Bond Variable Annuity Average rose 7.5% while corporate bonds in general, as measured by the Lehman Brothers Corporate Bond Index, rose 3.3%. Total return (net of fees and expenses) for the Touchstone II Income Opportunity Sub-Account was 26.4%.

    As the manager of the Touchstone Income Opportunity Portfolio, Alliance Capital Management continued to concentrate its portfolio strategy on investments in emerging market sovereign and corporate debt. As the year progressed, however, spreads between sovereign and corporate debt tightened to unrealistic levels, and Alliance increased their holdings in sovereign debt. In another strategic move, Alliance added corporate investments in selected Asian countries such as India and Thailand. At year-end the major investments in the portfolio were in Russia, which obtained a Ba2 in 1996, Brazil, Mexico and Thailand. Domestic high yield represented 31% of the portfolio at year-end. Major investments included Goss Graphic, Transtexas Gas and Unisys.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      TOUCHSTONE II VARIABLE                           CDA/WIESENBERGER
                                                               Annuity Income        Lehman Brothers  International Bond
                                                      Opportunity Sub-Account   Corporate Bond Index            Avg - VA
Feb. '95                                                              $10,000                $10,000             $10,000
Mar. '95                                                                9,776                 10,082              10,222
Jun. '95                                                               11,257                 10,831              10,763
Sep. '95                                                               11,946                 11,087              10,924
Dec. '95                                                               12,561                 11,635              11,296
Mar. '96                                                               13,251                 11,334              11,228
Jun. '96                                                               14,059                 11,386              11,424
Sep. '96                                                               15,151                 11,613              11,778
Dec. '96                                                               15,887                 12,017              12,144
Aggregate Total Return
One Year Ended 12/31/96                                                 26.4%
Inception to 12/31/96                                                   58.9%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

                                                      CDA/WIESENBERGER
                                                         Corporate High
                                                         Yield Avg - VA
Feb. '95                                                        $10,000
Mar. '95                                                         10,087
Jun. '95                                                         10,630
Sep. '95                                                         10,976
Dec. '95                                                         11,309
Mar. '96                                                         11,588
Jun. '96                                                         11,805
Sep. '96                                                         12,341
Dec. '96                                                         12,731
Aggregate Total Return
One Year Ended 12/31/96
Inception to 12/31/96
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

TOUCHSTONE II BOND SUB-ACCOUNT

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone II Bond Sub-Account's performance. Corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 3.6% while the return of the CDA/Wiesenberger Corporate Bond Variable Annuity Average rose 3.3%. Total return (net of fees and expenses) for the Touchstone II Bond Sub-Account was 1.7%.

    As the core fixed income manager of the Touchstone Bond Portfolio II, Ft. Washington Investment Advisors continued to emphasize overweighting sectors within the market that they felt would exceed market expectation for total return. This disciplined strategy achieved average returns in 1996 due to overall market volatility and the fully valued nature of all fixed income sectors. Ft. Washington maintained a fully invested status the majority of the year with market overweights in the corporate and asset-backed sectors. Their yield biased strategy away from treasuries was incorporated to provide cushion in any market downturn and to take advantage of the positive fundamentals in these sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         TOUCHSTONE II
                                                           VARIABLE                            CDA/WIESENBERGER
                                                              Annuity Bond   Lehman Brothers           Corporate
                                                               Sub-Account   Aggregate Index       Bond Avg - VA
Feb. '95                                                           $10,000           $10,000             $10,000
Mar. '95                                                            10,008            10,061              10,063
Jun. '95                                                            10,638            10,675              10,631
Sep. '95                                                            10,599            10,884              10,794
Dec. '95                                                            11,242            11,347              11,212
Mar. '96                                                            10,970            11,146              11,015
Jun. '96                                                            10,982            11,210              11,053
Sep. '96                                                            11,222            11,417              11,264
Dec. '96                                                            11,506            11,760              11,585
Aggregate Total Return
One Year Ended 12/31/96                                               1.7%
Inception to 12/31/96                                                15.1%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

TOUCHSTONE II STANDBY INCOME SUB-ACCOUNT

Over the course of the annual period ending December 31, 1996, several investment management strategies and techniques materially affected the Touchstone II Standby Income Sub-Account's performance. Cash equivalents, as measured by the Merrill Lynch 91-Day Treasury, rose 5.3% while the return of the IBC Donoghue Money Market Average rose 5.0%. Total return (net of fees and expenses) for the Touchstone II Standby Income Sub-Account was 4.4%.

    As the ultra-short fixed income manager of the Touchstone Standby Income Portfolio, Ft. Washington Investment Advisors maintained its core investment strategy by maintaining a stable average maturity slightly longer than the 90-day Treasury bill. Throughout the annual period, Ft. Washington's portfolio was heavily weighted in liquid and high yielding commercial paper. Secondary weightings were in the asset-backed and corporate bond sectors. A dramatic underweighting of U.S. Treasury paper was intentional due its lack of incremental yield. This strategy protected principal and kept the fund liquid.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         TOUCHSTONE II
                                                           VARIABLE         MERRILL LYNCH                          CDA/WIESENBERGER
                                                           Annuity Standby          91-Day          IBC Donoghue        Money Market
                                                        Income Sub-Account  Treasury Index    Money Market Index            Avg - VA
Feb. '95                                                           $10,000         $10,000               $10,000             $10,000
Mar. '95                                                            10,052          10,051                10,046              10,038
Jun. '95                                                            10,127          10,201                10,185              10,148
Sep. '95                                                            10,216          10,347                10,321              10,252
Dec. '95                                                            10,357          10,499                10,457              10,356
Mar. '96                                                            10,462          10,628                10,586              10,454
Jun. '96                                                            10,574          10,765                10,712              10,550
Sep. '96                                                            10,701          10,914                10,842              10,651
Dec. '96                                                            10,820          11,056                10,973              10,752
Aggregate Total Return
One Year Ended 12/31/96                                               4.4%
Inception to 12/31/96                                                 8.2%
Growth of a $10,000 investment
Past performance is not predictive of future
performance.

--------------------------------------------------------------------------------
WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments at current market value:
    Select Advisors Variable Insurance Trust
      Emerging Growth Portfolio (4,315 shares, cost $51,433)                        $  52,646
      International Equity Portfolio (5,114 shares, cost $54,232)                      56,616
      Balanced Portfolio (4,292 shares, cost $51,906)                                  55,100
      Income Opportunity Portfolio (5,088 shares, cost $54,998)                        57,037
      Standby Income Portfolio (21,361 shares, cost $213,823)                         213,823
    Select Advisors Portfolios
      Growth & Income Portfolio II (0.304956% beneficial interest $52,731)             67,028
      Bond Portfolio II (0.223079% beneficial interest $31,138)                        33,409
                                                                                    ---------
        Total assets                                                                  535,659
                                                                                    ---------
LIABILITIES
  Accounts payable to Western-Southern Life Assurance Company                              10
                                                                                    ---------
            Total net assets                                                        $ 535,649
                                                                                    ---------
                                                                                    ---------
NET ASSETS
  Variable annuity contracts                                                        $ 534,731
  Retained in the variable account by Western-Southern Life Assurance Company             918
                                                                                    ---------
            Total net assets                                                        $ 535,649
                                                                                    ---------
                                                                                    ---------

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD FROM JANUARY 1, 1996 TO DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    EMERGING     INTERNATIONAL                    INCOME        STANDBY
                                                     GROWTH         EQUITY        BALANCED      OPPORTUNITY      INCOME
                                         TOTAL     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ---------  -------------  -------------  -------------  -------------  ------------
INCOME:
    Dividends                          $  13,246    $   1,359      $     360      $   1,880      $   5,974     $    3,673
    Miscellaneous Income (loss)           (5,239)        (701)           360            456           (592)          (105)
EXPENSES:
    Mortality and expense risk and
     administrative charge                 2,391          289            282            297            311            563
                                       ---------  -------------  -------------  -------------  -------------  ------------
  Net Investment income (loss)             5,616          369            438          2,039          5,071          3,005
                                       ---------  -------------  -------------  -------------  -------------  ------------
  Net change in unrealized
   appreciation (depreciation) on
   investments                            21,352        1,955          2,044          3,971          1,155             10
  Realized gain (loss) on investments      3,881        1,042          1,102           (373)         2,141            (31)
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net realized and unrealized gain
 (loss) on investments                    25,233        2,997          3,146          3,598          3,296            (21)
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net increase (decrease) in net assets
 resulting from operations                30,849        3,366          3,584          5,637          8,367          2,984
                                       ---------  -------------  -------------  -------------  -------------  ------------
Contract owners activity:
  Payments received from contract
   owners                                439,270       11,499         14,417         24,407         19,051        332,926
  Net transfers between sub-accounts
   and/or fixed account                   --           14,538         14,601          3,807          3,913        (42,365)
  Withdrawals and surrenders             (91,285)        (291)          (303)        --             --            (90,691)
  Contract maintenance charge               (245)         (47)           (37)           (34)           (40)            (7)
                                       ---------  -------------  -------------  -------------  -------------  ------------
  Net increase from contract activity    347,740       25,699         28,678         28,180         22,924        199,863
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net increase in net assets               378,589       29,065         32,262         33,817         31,291        202,847
Net assets, at beginning of period       157,060       23,580         24,351         21,282         25,744         10,972
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net assets, at end of period           $ 535,649    $  52,645      $  56,613      $  55,099      $  57,035     $  213,819
                                       ---------  -------------  -------------  -------------  -------------  ------------
                                       ---------  -------------  -------------  -------------  -------------  ------------

                                         GROWTH &
                                          INCOME          BOND
                                        SUB-ACCOUNT    SUB-ACCOUNT
                                       -------------  -------------
INCOME:
    Dividends                            $  --          $  --
    Miscellaneous Income (loss)             (4,332)          (325)
EXPENSES:
    Mortality and expense risk and
     administrative charge                     435            214
                                       -------------  -------------
  Net Investment income (loss)              (4,767)          (539)
                                       -------------  -------------
  Net change in unrealized
   appreciation (depreciation) on
   investments                              10,973          1,244
  Realized gain (loss) on investments       --             --
                                       -------------  -------------
Net realized and unrealized gain
 (loss) on investments                      10,973          1,244
                                       -------------  -------------
Net increase (decrease) in net assets
 resulting from operations                   6,206            705
                                       -------------  -------------
Contract owners activity:
  Payments received from contract
   owners                                   22,670         14,300
  Net transfers between sub-accounts
   and/or fixed account                      5,337            169
  Withdrawals and surrenders                --             --
  Contract maintenance charge                  (57)           (23)
                                       -------------  -------------
  Net increase from contract activity       27,950         14,446
                                       -------------  -------------
Net increase in net assets                  34,156         15,151
Net assets, at beginning of period          32,872         18,259
                                       -------------  -------------
Net assets, at end of period             $  67,028      $  33,410
                                       -------------  -------------
                                       -------------  -------------

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 23, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCOME
    Dividends and capital gains        $   4,981    $   1,566      $      68      $   1,643      $   1,407     $      297
    Miscellaneous Income (loss)               45           10             34              3             (1)           (15)
EXPENSES:
    Mortality and expense risk and
     administrative charge                   524           76             82             74             85             43
                                       ---------  -------------  -------------  -------------  -------------  ------------
  Net investment income (loss)             4,502        1,500             20          1,572          1,321            239
                                       ---------  -------------  -------------  -------------  -------------  ------------
  Net change in unrealized
   appreciation (depreciation) on
   investments                             4,046         (742)           339           (777)           885            (10)
  Realized gain (loss) on investments        178            6             85             19             69             (1)
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net realized and unrealized gain
 (loss) on investments                     4,224         (736)           424           (758)           954            (11)
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net increase in net assets resulting
 from operations                           8,726          764            444            814          2,275            228
                                       ---------  -------------  -------------  -------------  -------------  ------------
Contract owners activity:
  Payments received from contract
   owners                                148,334       22,816         23,907         20,468         23,469         10,744
                                       ---------  -------------  -------------  -------------  -------------  ------------
  Net increase from contract activity    148,334       22,816         23,907         20,468         23,469         10,744
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net increase in net assets               157,060       23,580         24,351         21,282         25,744         10,972
Net assets, at beginning of period        --           --             --             --             --             --
                                       ---------  -------------  -------------  -------------  -------------  ------------
Net assets, at end of period           $ 157,060    $  23,580      $  24,351      $  21,282      $  25,744     $   10,972
                                       ---------  -------------  -------------  -------------  -------------  ------------
                                       ---------  -------------  -------------  -------------  -------------  ------------

INCOME
    Dividends and capital gains          $  --          $  --
    Miscellaneous Income (loss)                 11              3
EXPENSES:
    Mortality and expense risk and
     administrative charge                     101             63
                                       -------------  -------------
  Net investment income (loss)                 (90)           (60)
                                       -------------  -------------
  Net change in unrealized
   appreciation (depreciation) on
   investments                               3,324          1,027
  Realized gain (loss) on investments       --             --
                                       -------------  -------------
Net realized and unrealized gain
 (loss) on investments                       3,324          1,027
                                       -------------  -------------
Net increase in net assets resulting
 from operations                             3,234            967
                                       -------------  -------------
Contract owners activity:
  Payments received from contract
   owners                                   29,638         17,292
                                       -------------  -------------
  Net increase from contract activity       29,638         17,292
                                       -------------  -------------
Net increase in net assets                  32,872         18,259
Net assets, at beginning of period          --             --
                                       -------------  -------------
Net assets, at end of period             $  32,872      $  18,259
                                       -------------  -------------
                                       -------------  -------------

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for the individual variable annuity contracts and commenced operations on February 23, 1995.

    The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Account has seven investment sub-accounts each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. The sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

    Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3.  CONTRACT CHARGES

    Certain deduction for administrative and risk charges are deducted from the contract value, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

    The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

4.  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  TAXES

    The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6.  PURCHASES AND SALES OF INVESTMENTS

    The following table shows aggregate cost of shares and beneficial interests of Portfolios purchased and proceeds from shares and beneficial interests of the portfolios sold by the corresponding sub-account for the period January 1, 1996 to December 31, 1996.

                                                  PURCHASES       SALES
                                                  ---------      -------
     Select Advisors Variable Insurance Trust
       Emerging Growth Portfolio                  $  61,972      $35,896
       International Equity Portfolio                52,047       22,924
       Balanced Portfolio                            83,153       52,935
       Income Opportunity Portfolio                  68,984       40,990
       Standby Income Portfolio                     359,293      156,423
     Select Advisors Portfolio
       Growth & Income Portfolio II                 188,341      165,149
       Bond Portfolio II                             57,593       43,685

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  UNIT VALUES

    The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1996 to December 31, 1996.

                                                                                        TRANSFERS
                                                                                         BETWEEN
                                                    BEGINNING     UNITS      UNITS        SUB-       ENDING     UNIT       ENDING
                                                      UNITS     PURCHASED   REDEEMED    ACCOUNTS     UNITS     VALUE       VALUE
                                                    ---------   ---------   --------   -----------   ------  ----------  ----------
Emerging Growth Sub-account                          2,008          931        (29)       1,156       4,066   12.947664  $   52,645
International Equity Sub-account                     2,158        1,203        (29)       1,206       4,538   12.475967      56,613
Balanced Sub-account                                 1,771        1,913         (3)         277       3,958   13.922266      55,099
Income Opportunity Sub-account                       2,048        1,293         (3)         252       3,590   15.886632      57,035
Standby Income Sub-account                           1,059       31,065     (8,415)      (3,947)     19,762   10.819908     213,819
Growth & Income Sub-account                          2,623        1,694         (4)         377       4,690   14.291347      67,028
Bond Sub-account                                     1,615        1,276         (2)          15       2,904   11.505592      33,410
                                                                                                                         ----------
                                                                                                                         $  535,649
                                                                                                                         ----------
                                                                                                                         ----------

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
SUPPLEMENTARY INFORMATION-SELECTED PER UNIT DATA AND RATIOS
(SELECTED DATA FOR A SHARE OF ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH
YEAR)
--------------------------------------------------------------------------------

                                EMERGING    INTERNATIONAL                  INCOME       STANDBY       GROWTH &
FOR THE YEAR ENDED DECEMBER      GROWTH        EQUITY       BALANCED    OPPORTUNITY      INCOME        INCOME         BOND
 31, 1996                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Per unit data
  Investment income            $ 0.337947    $ 0.084052    $ 0.569146    $ 1.977619    $ 0.550218    $   --        $   --
  Expenses                       0.098968      0.095651      0.101787      0.113609      0.084812      0.108541      0.089697
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
  Investment income-net          0.238979     (0.011599)     0.467359      1.864010      0.465407     (0.108541)    (0.089697)
  Net realized and
   unrealized gain (loss)
   on investments                0.967583      1.204897      1.436884      1.449755     (0.010339)     1.865939      0.285772
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease)
   in net asset value            1.206562      1.193298      1.904243      3.313766      0.455068      1.757398      0.196075
    Beginning of year           11.741102     11.282669     12.018023     12.572866     10.364840     12.533949     11.309517
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
    End of year                $12.947664    $12.475967    $13.922266    $15.886632    $10.819908    $14.291347    $11.505592
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ratios
  Ratio of operating
   expense to average
   net assets (%)                   0.76%         0.70%         0.78%         0.75%         0.50%         0.87%         0.83%
  Ratio of investment
   income-net to
   average net assets (%)           0.97%         1.08%         5.34%        12.25%         2.67%        (9.54)%      (2.09)%


FOR THE PERIOD FROM
 FEBRUARY 23, 1995
 (COMMENCEMENT OF
 OPERATIONS) TO
 DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------------------
Per share data
  Investment income           $  0.789879   $  0.033748   $  1.125981   $  1.550039   $  0.483304   $   --        $   --
  Expenses                       0.073756      0.073298      0.076118      0.076165      0.068599      0.075378      0.071770
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
  Investment income-net          0.716123     (0.039550 )    1.049863      1.473874      0.414705     (0.075378 )   (0.071770 )
  Net realized and
   unrealized gain (loss)
   on investments                1.024979      1.322219      0.968160      1.098992     (0.049865 )    2.609327      1.381287
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease)
   in net asset value            1.741102      1.282669      2.018023      2.572866      0.364840      2.533949      1.309517
    Beginning of year           10.000000     10.000000     10.000000     10.000000     10.000000     10.000000     10.000000
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
    End of year               $ 11.741102   $ 11.282669   $ 12.018023   $ 12.572866   $ 10.364840   $ 12.533949   $ 11.309517
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ratios
  Ratio of operating
   expense to average
   net assets (%)                   0.64%         0.67%         0.69%         0.66%         0.78%         0.62%         0.69%
  Ratio of investment
   income-net to
   average net assets (%)          12.73%         0.17%        14.78%        10.26%         4.35%        (0.55)%       (0.66)%

The above information was prepared using daily weighted-average units outstanding.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Contractholders and Board of
Directors of Western-Southern Life
Assurance Company

    We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 2 as of December 31, 1996, and the related statements of operations, changes in net assets and selected per unit data and ratios for the year ended December 31, 1996 and the period from February 23, 1995 to December 31, 1995. These financial statements and per unit data and ratios are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company Separate Account 2 as of December 31, 1996, the results of operations, the changes in its net assets and the selected per unit data and ratios for the year ended December 31, 1996 and the period from February 23, 1995 to December 31, 1995 in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Cincinnati, Ohio
January 9, 1997

            T O U C H S T O N E
            ------------------------------------------
                             TOUCHSTONE VARIABLE ANNUITY
 LOGO

            -------------------------------------------------------
                               SELECT ADVISORS VARIABLE
                                   INSURANCE TRUST

                          ( EMERGING GROWTH PORTFOLIO
                          ( INTERNATIONAL EQUITY PORTFOLIO
                          ( BALANCED PORTFOLIO
                          ( INCOME OPPORTUNITY PORTFOLIO
                          ( STANDBY INCOME PORTFOLIO

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------
COMMON STOCKS (83.1%)
             BANKING & FINANCE (7.0%)
      2,200  Arden Realty Group Inc............  $    61,050
      2,000  Bank United Corp Class A..........       53,500
      3,600  Dime Bancorp, Inc.*...............       53,100
      1,850  First Security Corp...............       62,438
      5,300  Glendale Federal Bank*............      123,225
      3,000  Monterey Resources Inc.*..........       48,375
                                                 -----------
                                                     401,688
                                                 -----------
             BROADCAST & MEDIA (2.2%)
      1,600  Central Newspapers, Class A.......       70,400
      2,400  Lee Enterprises, Inc..............       55,800
                                                 -----------
                                                     126,200
                                                 -----------
             CHEMICALS (0.5%)
      1,350  Hanna (M.A.) Co...................       29,531
                                                 -----------
             COMPUTER EQUIPMENT & DATA
               PROCESSING (17.5%)
      1,000  3Com Corp.*.......................       73,375
      1,000  CBT Group PLC*....................       54,250
        800  Cisco Systems, Inc.*..............       50,900
      2,700  EG&G..............................       54,338
      2,200  EMC Corp.*........................       72,875
      1,200  Fiserv, Inc.*.....................       44,100
      3,500  Gerber Scientific, Inc............       52,063
      1,500  HNC Software, Inc.*...............       47,063
      1,500  IDX Systems Corp.*................       42,938
      2,800  Information Management Resources
               Inc.*...........................       59,150
      4,700  Intergraph Corp.*.................       48,175
      1,000  Microchip Technology Inc.*........       50,875
      2,000  National Semiconductor Corp.*.....       48,750
      2,200  Network General Corporation*......       66,550
      1,000  Parametric Technology Corp*.......       51,375
      3,800  Scitex Corp.......................       36,100
      1,574  Sterling Commerce Inc.*...........       55,484
        800  Sterling Software, Inc.*..........       25,300
      2,100  Wallace Computer Services, Inc....       72,450
                                                 -----------
                                                   1,006,111
                                                 -----------
             CONSUMER PRODUCTS (0.8%)
      3,000  Swisher International Group, Class
               A*..............................       47,625
                                                 -----------
             CONSUMER & OFFICE PRODUCTS (3.6%)
        800  Alberto Culver Co., Class A.......       33,000
        900  APAC Teleservices Inc.*...........       34,538
      3,900  Carson Inc.*......................       54,113
      1,800  Stanhome, Inc.....................       47,700
      1,600  Sunbeam Corp......................       41,200
                                                 -----------
                                                     210,551
                                                 -----------
             ELECTRICAL EQUIPMENT (2.2%)
      3,500  Elsag Bailey*.....................       65,625
      1,600  National Service Industries.......       59,800
                                                 -----------
                                                     125,425
                                                 -----------
             FOOD & BEVERAGES (2.7%)
      1,800  Dean Foods Co.....................       58,050
      3,100  Ralcorp Holdings Inc.*............       65,488
      1,500  Wholefoods Market Inc.*...........       33,750
                                                 -----------
                                                     157,288
                                                 -----------

             HEALTHCARE (4.2%)
      1,400  Centocor Inc.*....................  $    50,050
      3,100  Depotech Corp.*...................       50,763
      1,300  ESC Medical Systems Ltd.*.........       33,150
      1,200  HCIA, Inc.*.......................       41,400
      1,500  Summit Care Corp.*................       24,563
      1,000  Vertex Pharmaceuticals, Inc.*.....       40,250
                                                 -----------
                                                     240,176
                                                 -----------
             HEAVY INDUSTRY (11.5%)
      2,500  Albany International Corp.........       57,813
      2,000  BA Merchant Services Inc, Class
               A*..............................       35,750
      1,200  Bandag, Inc. Class A..............       54,900
      4,000  BW/IP, Inc........................       66,000
      5,400  Calgon Carbon Corp................       66,150
      3,400  Calmat, Inc.......................       63,750
      3,400  Global Industrial Technologies*...       75,225
        900  Harsco Corp.......................       61,650
      2,800  Martin Marietta Materials, Inc....       65,100
      1,800  Southdown, Inc....................       56,025
      1,600  Trinity Industries, Inc...........       60,000
                                                 -----------
                                                     662,363
                                                 -----------
             INSURANCE (3.7%)
      1,400  Arthur J. Galagher & Co...........       43,400
      1,100  Hartford Steam Boiler Insurance...       51,005
      3,400  Western National Corp.............       65,450
      4,800  Willis Coroon Group ADR...........       55,200
                                                 -----------
                                                     215,055
                                                 -----------
             MOTOR VEHICLES & EQUIPMENT (1.0%)
      2,200  Standard Products Co..............       56,100
                                                 -----------
             OIL SERVICE (2.3%)
        800  Halliburton, Co...................       48,200
      2,900  Nabors Industries, Inc.*..........       55,825
      1,000  Weatherford Enterra, Inc.*........       30,000
                                                 -----------
                                                     134,025
                                                 -----------
             PETROLEUM & NATURAL GAS (4.4%)
      2,800  Cabot Oil & Gas Corp., Class A....       47,950
        900  Equitable Resources, Inc..........       26,775
      2,500  National-Oilwell Inc*.............       76,875
      2,400  Natural Gas Clearinghouse.........       55,800
      3,400  Quaker State Corp.................       48,025
                                                 -----------
                                                     255,425
                                                 -----------
             RETAIL (8.8%)
     10,700  Charming Shoppes, Inc.*...........       54,169
      3,600  DiMon, Inc........................       83,250
      3,100  Fingerhut Companies, Inc..........       37,975
      1,700  Fred Meyer, Inc.*.................       60,350
      1,400  Herman Miller, Inc................       79,275
      1,800  LA-Z-Boy Chair Co.................       53,100
      5,700  Stride Rite Corp..................       57,000
      1,400  Waban, Inc.*......................       36,400
      2,500  Zale Corp.*.......................       47,813
                                                 -----------
                                                     509,332
                                                 -----------
             SERVICES (3.2%)
      2,000  Cinar Films Inc., Class B*........       52,000
      1,200  Healthcare Compare Corp.*.........       50,850

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------

             SERVICES--CONTINUED
      1,600  Republic Industries, Inc.*........  $    49,900
        800  Saville Systems Ireland-ADR*......       32,500
                                                 -----------
                                                     185,250
                                                 -----------

             TELECOMMUNICATIONS (5.8%)
      1,000  Ascend Communications, Inc.*......       62,125
      1,300  Cincinnati Bell, Inc..............       80,113
      4,000  Geotel Communications Group*......       52,000
      1,300  Nokia Corp., ADR..................       74,913
      2,400  Octel Communication Corp.*........       42,000
        500  Videoserver, Inc.*................       21,250
                                                 -----------
                                                     332,401
                                                 -----------
             TRANSPORTATION (1.7%)
      2,000  Alexander & Baldwin, Inc..........       50,000
      3,500  J.B. Hunt Transportation Services,
               Inc.............................       49,000
                                                 -----------
                                                      99,000
                                                 -----------
TOTAL COMMON STOCKS (COST $4,171,610)..........  $ 4,793,546
                                                 -----------
TOTAL INVESTMENTS AT VALUE (83.1%)
(COST $4,171,610) (A)..........................  $ 4,793,546
CASH AND OTHER ASSETS
NET OF LIABILITIES (16.9%).....................      977,787
                                                 -----------
NET ASSETS (100.0%)............................  $ 5,771,333
                                                 -----------
                                                 -----------
--------------------------
 * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $4,182,952, resulting in gross unrealized appreciation and depreciation of $740,020 and $129,426, respectively, and net unrealized appreciation of $610,594.
ADR - American Depositary Receipt

-------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------
COMMON STOCKS (97.4%)
             AUSTRALIA (1.8%)
      6,124  Broken Hill Proprietary...........  $    87,221
      1,720  CRA Ltd...........................       27,001
      2,100  News Corp Ltd. ADR................       43,838
                                                 -----------
                                                     158,060
                                                 -----------
             BRAZIL (5.2%)
      1,500  Cemig Cia Energy ADR..............       51,102
        400  Centrais Electricas Brasileiras
               ADR.............................        7,430
      2,100  Companhia Siderugica Nacional
               ADR.............................       59,619
      2,150  Comphanhia Vale do Rio Doce S.A.
               ADR.............................       41,382
      2,300  Refrigeracao Parana S.A. ADR*.....       26,008
      2,600 Telecomunicacoes Brasileiras ADR.. 198,900 6,700 Usinas Siderugicas de Minas Gerais
               ADR.............................       68,347
                                                 -----------
                                                     452,788
                                                 -----------
             CANADA (0.6%)
        986  Magna International Inc, Class
               A...............................       54,967
                                                 -----------
             DENMARK (0.4%)
        687  Unidanmark A/S....................       35,570
                                                 -----------
             FINLAND (1.3%)
      1,916  Nokia Corp., ADR..................      110,410
                                                 -----------
             FRANCE (10.8%)
        287  Accor.............................       36,366
        110  Air Liquide.......................       17,184
        802  AXA...............................       51,043
      1,250  Banque National De Paris..........       48,409
      1,647  Bertrand Faure....................       64,196
        318  Bic...............................       47,715
        190  Carrefour Supermarche.............      123,711
        435  Christian Dior S.A................       70,221

             FRANCE--CONTINUED
        583  Companie Generale des Eaux........  $    72,299
        620  Credit Local de France............       54,048
         79  Legrand...........................       13,469
        719  Michelin, Class B.................       38,841
        600  Rhone Polenc......................       20,471
        200  Sanofi S.A........................       19,904
        700  SGS-Thompson Microelectronics*....       49,000
      1,180  Societe National Elf-Aquitaine....      107,486
        666  Technip S.A.......................       62,554
        734  Valeo S.A.........................       45,300
                                                 -----------
                                                     942,217
                                                 -----------
             GERMANY (7.6%)
        829  Adidas AG, Ord....................       71,665
      1,420  Bayer AG..........................       57,963
        865  Commerzbank AG....................       21,983
      1,430  Daimler Benz AG*..................       98,525
        130  Degussa AG........................       58,853
        140  Gea Pref Shares...................       44,088
      2,220  Hoechst AG........................      104,903
        100  Karstadt AG.......................       33,799
        200  Mannesmann AG.....................       86,708
        842  RWE AG............................       35,683
        131  Vokswagen AG......................       54,495
                                                 -----------
                                                     668,665
                                                 -----------

             GREAT BRITAIN (13.4%)
      7,577  British Petroleum Co. PLC.........       90,926
        510  British Sky Broadcasting PLC ADR..       26,775
      1,000  Cable & Wireless PLC ADR..........       24,625
      7,000  Cable & Wireless PLC..............       58,220
      4,582  Dixons Group PLC..................       42,622
      4,902  EMI Group PLC.....................      116,307
      5,300  General Cable PLC ADR*............       87,450

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------
             GREAT BRITAIN--CONTINUED
      7,000  General Cable PLC*................  $    23,384
      4,600  Land Securities PLC...............       58,866
      1,185  Reuters Holdings PLC ADR..........       90,653
     23,080  Rolls Royce PLC...................      101,811
      6,124  Scottish & Newcastle PLC..........       72,021
      5,176  Standard Chartered Bank PLC.......       63,931
      2,466  Unilever PLC......................       59,840
      4,654  United News & Media PLC...........       55,570
     31,094  WPP Group PLC.....................      134,766
        220  Zeneca Group PLC ADR..............       18,480
      2,072  Zeneca Group PLC..................       58,479
                                                 -----------
                                                   1,184,726
                                                 -----------
             HONG KONG (5.0%)
      8,000  Cheung Kong Holdings, Ltd.........       71,110
      9,000  Citic Pacific, Ltd................       52,246
     64,000  Henderson Investment, Ltd.........       76,540
      3,312  HSBC Holdings PLC.................       70,869
      7,000  New World Development Co..........       47,288
      4,000  Sun Hung Kai Properties, Ltd......       49,001
      7,300  Swire Pacific Ltd., Class A.......       69,607
                                                 -----------
                                                     436,661
                                                 -----------
             INDIA (0.9%)
      8,400  Morgan Stanley India Investment
               Fund, Inc.*.....................       79,800
                                                 -----------
             INDONESIA (1.8%)
     33,500  PT Astra International............       92,189
        300  PT Telecomunikasi ADR.............       10,350
     32,500  PT Telecomunikasi.................       56,070
                                                 -----------
                                                     158,609
                                                 -----------
             ISRAEL (0.9%)
      1,400  ECI Telecommunications Ltd........       29,750
      2,400  Geotek Communications, Inc.*......       17,100
        550  Teva Pharmaceutical Inds. Ltd.
               ADR.............................       27,638
                                                 -----------
                                                      74,488
                                                 -----------
             ITALY (3.2%)
     13,000  Banca Fideuram SPA................       28,573
      5,200  Edison SPA........................       32,802
      6,700  Istituto Mobiliare Italiano.......       57,189
      8,100  Stet RISP.........................       27,367
     12,000  Stet..............................       54,562
     30,265  Telecom Italia Mobile SPA.........       76,761
                                                 -----------
                                                     277,254
                                                 -----------
             JAPAN (9.2%)
      2,000  Aoyama Trading Co.................       52,845
        400  Bank of Tokyo, Ltd................        7,426
      2,000  Chugai Pharmaceutical Co., Ltd....       16,752
      1,000  Chugoku Bank, Ltd.................       14,679
      2,000  Daiichi Pharmaceutical, Ltd.......       32,122
      4,000  Daiwa House Industry Co., Ltd.....       51,464
      1,000  Daiwa Securities Company, Ltd.....        8,894
      2,000  Fuji Photo Film Comapny, Ltd......       65,970
      2,000  Higo Bank.........................       13,349
      2,000  Hitachi Cable Limited.............       13,557
      2,000  Hitachi, Ltd......................       18,651
      1,000  House Foods Industry..............       16,147

             JAPAN--CONTINUED
      1,000  Kirin Brewery Company Limited.....  $     9,844
      2,000  Kyushu Electric Power.............       38,857
      1,000  Makita Corporation................       13,988
      3,000  Mitsubishi Electric Industrial
               Co., Ltd........................       17,874
      3,000  Mitsubishi Steel Manufacturing
               Co.*............................       12,978
      4,000  Mitsui Petrochemical Industries...       20,724
      1,000  Nichicon Corp.....................       11,571
      2,000  Nippon Meat Packers...............       25,904
      5,000  Nippon Paper Industries Co.*......       23,314
      6,000  Nisshin Steel Co., Ltd............       16,113
      2,000  Seino Trasportation Co., Ltd......       22,105
      3,000  Sekisui Chemical Co...............       30,308
      3,000  Sekisui House, Ltd................       30,567
      2,000  Shionogi & Co., Ltd...............       14,282
      2,030  Tohoku Electric Power Company.....       40,316
      3,000  Toppan Printing Co................       37,562
      7,000  Toshiba Corp......................       44,003
      1,000  Yakult Honsha.....................       10,362
      1,000  Yamaguchi Bank....................       14,679
      4,000  Yamaichi Securities...............       17,788
      2,000  Yamanouchi Pharmaceutical Co.,
               Ltd.............................       41,102
                                                 -----------
                                                     806,097
                                                 -----------
             KOREA (1.0%)
      5,900  Korea Fund, Inc...................       88,500
                                                 -----------
             MALAYSIA (4.2%)
     16,000  Diversified Resources Berhad......       59,236
     42,000  Magnum Corp Berhad................       81,489
      7,400  Malayan Banking Berhad............       82,043
     18,000  Malaysian Resources Corp..........       70,917
      8,000  Resorts World Berhad..............       36,428
      7,000  YTL Corp. Berhad..................       37,696
                                                 -----------
                                                     367,809
                                                 -----------
             MEXICO (3.7%)
     21,908  Cemex S.A. Class B................       85,439
     33,300  Grupo Financiero Banamex, Series
               B*..............................       70,221
     19,400  Grupo Financiero Banamex, Series
               L*..............................       36,868
      8,909  Grupo Modelo S.A., Series C.......       51,267
      2,477  Kimberly Clark Mexico, Series A...       48,111
      5,000  Sanluis Corp. S.A.................       30,996
                                                 -----------
                                                     322,902
                                                 -----------
             NETHERLANDS (3.9%)
        416  Akzo Dutch........................       56,864
      1,337  Ing Groep N.V.....................       48,168
        300  Nutricia Verenigde Bedrijven......       45,613
      2,100  Philips Electronics NV............       85,143
      5,062  Verenigde Nederlandse.............      105,843
                                                 -----------
                                                     341,631
                                                 -----------
             PERU (0.9%)
      4,200  Telefonica Del Peru ADR...........       79,275
                                                 -----------
             PHILIPPINES (1.0%)
     48,900  Ayala Corp., Class B..............       52,990


    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------

        660  Philippine Long Distance Telephone
               ADR.............................  $    33,660
                                                 -----------
                                                      86,650
                                                 -----------
             PORTUGAL (1.3%)
      1,000  Banco Totta & Acores - Reg B*.....       18,858
      1,700  Cimentos De Portugal S.A..........       36,599
      1,130  Portugal Telecom S.A. ADR.........       31,923
        800  Portugal Telecom S.A..............       22,806
                                                 -----------
                                                     110,186
                                                 -----------
             SINGAPORE (2.6%)
      5,300  Overseas Chinese Banking Corp.,
               Ltd.............................       65,904
      3,400  Singapore Press Holdings, Ltd.....       67,062
      9,000  Straits Steamship Land............       28,814
      6,000  United Overseas Bank, Ltd.........       66,891
                                                 -----------
                                                     228,671
                                                 -----------
             SOUTH AFRICA (0.9%)
      7,369  Amalgamated Banks of South
               Africa..........................       37,802
         60  Anglo American Industrial Corp
               Rights..........................          314
      1,198  Anglo American Industrial Corp....       43,403
          1  South African Breweries, Ltd.
               ADR.............................           25
                                                 -----------
                                                      81,544
                                                 -----------
             SPAIN (5.3%)
        333  Acerinox S.A......................       48,119
        233  Banco Popular.....................       45,765
        440  Bankinter S.A.....................       68,224
        600  Empresa Nac De Electricidad.......       42,704
      1,437  Repsol S.A. ADR...................       54,786
      1,510  Sol Melia S.A.*...................       54,084
        956  Telefonica De Espana S.A. ADR.....       66,203
      7,925  Union Electrica Fenosa S.A........       85,156
                                                 -----------
                                                     465,041
                                                 -----------
             SWEDEN (4.8%)
      2,049  Astra AB Fria.....................      101,302
      1,975  Autoliv AB........................       86,634

             SWEDEN--CONTINUED
      1,100  Electrolux AB.....................  $    63,905
      2,854  Ericsson Telephone Co., ADR, Class
               B...............................       86,155
        584  Hennes & Mauritz Fria.............       80,878
                                                 -----------
                                                     418,874
                                                 -----------
             SWITZERLAND (5.1%)
         55  Asea Brown Boveri AG..............       68,416
         90  Holderbank Financial, Class B.....       64,281
        145  Novartis AG*......................      165,745
          8  Roche Holding AG..................       62,249
         31  Swiss Reinsurance Co..............       33,096
        700  Tag Heuer International S.A.
               ADR*............................       11,288
         44  Union Bank of Switzerland, Class
               B...............................       38,560
                                                 -----------
                                                     443,635
                                                 -----------
             UNITED STATES (0.6%)
      2,083  International Cabletel, Inc.*.....       52,596
                                                 -----------
TOTAL COMMON STOCKS (COST $7,687,951)..........    8,527,626
                                                 -----------

 PRINCIPAL
-----------
BOND (0.0%)
             CAYMAN ISLANDS (0.0%)
$        50  HKR International Ltd, 6.00%,
               06/26/00........................            6
                                                 -----------
TOTAL BOND (COST $5)...........................            6
                                                 -----------
TOTAL INVESTMENTS AT VALUE (97.4%)
(COST $7,687,956) (A)..........................  $ 8,527,632
CASH AND OTHER ASSETS NET OF
LIABILITIES (2.6%).............................      230,648
                                                 -----------
NET ASSETS (100.0%)............................  $ 8,758,280
                                                 -----------
                                                 -----------
--------------------------
 * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $7,698,613, resulting in gross unrealized appreciation and depreciation of $1,096,988 and
    $267,969, respectively, and net unrealized appreciation of $829,019.
ADR - American Depositary Receipt
RISP - Risparmio (Italian "Savings Shares")

-------------------------------------------------------------------------------
BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------
COMMON STOCKS (56.8%)
             AIRCRAFT/DEFENSE MANUFACTURING
               (3.3%)
        700  Boeing Co.........................  $    74,463
      1,000  General Dynamics..................       70,500
      3,000  Gulfstream Aerospace Corp.*.......       72,750
                                                 -----------
                                                     217,713
                                                 -----------
             AIRLINES (1.7%)
      4,000  Continental Airlines, Class B*....      113,000
                                                 -----------
             BANKING & FINANCE (6.7%)
      1,200  Chase Manhattan Corp..............  $   107,100
      1,100  Citicorp..........................      113,300
      3,000  Federal National Mortgage
               Association.....................      111,750
      1,200  Nationsbank Corporation...........      117,300
                                                 -----------
                                                     449,450
                                                 -----------
             CHEMICALS (1.3%)
      2,200  Monsanto Co.......................       85,525
                                                 -----------


    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                    VALUE
  SHARES                                          (NOTE 1)
-----------                                      -----------
             COMPUTER EQUIPMENT & DATA
               PROCESSING (9.4%)
      1,100  Computer Sciences Corp.*..........  $    90,338
      2,100  Electronic Data Systems Corp......       90,825
        800  IBM Corporation...................      120,800
      1,000  Intel Corp........................      130,938
        800  Microsoft Corp.*..................       66,100
      2,700  Storage Technology Corp.*.........      128,588
                                                 -----------
                                                     627,589
                                                 -----------
             CONSUMER PRODUCTS (4.6%)
        900  Illinois Tool Works, Inc..........       71,888
      1,600  Johnson & Johnson.................       79,600
        800  Magna International Inc, Class
               A...............................       44,600
      4,000  Mattel, Inc.......................      111,000
                                                 -----------
                                                     307,088
                                                 -----------
             CONSUMER & OFFICE PRODUCTS (1.8%)
      1,200  General Electric..................      118,650
                                                 -----------
             FOOD & BEVERAGES (0.4%)
        500  Coca-Cola Company.................       26,313
                                                 -----------
             HEALTHCARE (0.5%)
        500  Medtronic, Inc....................       34,000
                                                 -----------
             HEAVY INDUSTRY (1.1%)
      1,100  Harsco Corp.......................       75,350
                                                 -----------
             INDUSTRIAL ENGINEERING (2.2%)
      3,500  Thermo Electron Corp..............      144,375
                                                 -----------
             INSURANCE (5.1%)
      3,200  Allmerica Financial Corp..........      107,200
        550  American International Group,
               Inc.............................       59,538
      1,600  SunAmerica, Inc...................       71,000
      2,267  Travelers Group, Inc..............      102,850
                                                 -----------
                                                     340,588
                                                 -----------
             LEISURE & ENTERTAINMENT (0.6%)
        600  Walt Disney Co....................       41,775
                                                 -----------
             PAPER & FOREST PRODUCTS (3.4%)
      1,300  Alco Standard Corp................       67,113
      1,100  Kimberly-Clark Corp...............      104,775
      1,000  Mead Corp.........................       58,125
                                                 -----------
                                                     230,013
                                                 -----------
             PETROLEUM & NATURAL GAS (6.9%)
        800  Amoco Corp........................       64,400
      1,800  Diamond Offshore Drilling,
               Inc.*...........................      102,600
      2,100  Enron Corp........................       90,563
        600  Schlumberger Ltd..................       59,925
      2,400  Triton Energy, Inc.*..............      116,400
        700  Unocal Corp.......................       28,430
                                                 -----------
                                                     462,318
                                                 -----------
             PHARMACEUTICALS (2.5%)
        700  Bristol-Myers Squibb Co...........       76,125
      1,100  Pfizer, Inc.......................       91,163
                                                 -----------
                                                     167,288
                                                 -----------
             REAL ESTATE INVESTMENT TRUSTS
               (2.0%)
      1,400  Beacon Properties Corp............       51,275

             REAL ESTATE INVESTMENT
             TRUSTS--CONTINUED
      1,000  Equity Residential Properties.....  $    41,250
      1,000  Patriot American Hospitality......       43,125
                                                 -----------
                                                     135,650
                                                 -----------
             RETAIL (0.8%)
      1,100  Home Depot........................       55,138
                                                 -----------
             TELECOMMUNICATIONS (2.5%)
      2,500  GTE Corporation...................      113,750
        700  Telecomunicacoes Brasileiras ADR..       53,550
                                                 -----------
                                                     167,300
                                                 -----------
TOTAL COMMON STOCKS (COST $3,091,626)..........    3,799,123
                                                 -----------

 PRINCIPAL
-----------
ASSET BACKED SECURITIES (3.4%)
             BANKING & FINANCE (3.4%)
$    20,000  Access Financial Corp., 7.10%,
               05/15/21........................       19,913
     44,500  G.E. Capital Management Service,
               6.50%, 03/25/24.................       41,831
     40,000  G.E. Capital Management Service,
               6.50%, 11/25/23.................       34,860
     37,082  Merrill Lynch Mortgage Inv. Inc,
               7.65%, 01/15/12.................       37,827
     12,462  Merrill Lynch Mortgage Inv. Inc,
               9.70%, 07/15/10.................       12,794
     40,000  Merrill Lynch Mortgage Inv. Inc.,
               7.089%, 12/26/25................       40,619
     50,000  Prudential Home Mortgage
               Securities, 6.25%, 04/25/24.....       42,874
                                                 -----------
TOTAL ASSET BACKED SECURITIES
(COST $227,972)................................      230,718
                                                 -----------
MUNICIPAL BONDS (5.1%)
     40,000  Baltimore Community Development
               Financing, 8.20%, 08/15/07......       42,700
     15,000  Colorado Housing Finance Authority
               Series B, 8.00%, 08/01/02.......       15,004
     20,000  Michigan State Job Development
               Authority MFM, 7.10%, 05/01/98..       20,225
     10,000  New York City, 9.75%, 08/15/12....       11,075
     65,000  New York City, New York, (Zero
               Coupon until 11/15/01, 10.50%
               thereafter), 11/15/14(b)........       47,856
     40,000  New York State HFA Service, 7.50%,
               09/15/03........................       40,200
     40,000  New York State Job Development
               Authority, Series A, 7.625%,
               03/01/97........................       40,071
     50,000  Ohio Housing Financial Agency,
               7.90%, 10/01/14.................       51,063
     30,000  Oklahoma City Airport,, 9.40%,
               11/01/10........................       31,650
     40,000  Oregon State General Obligation,
               6.90%, 01/01/00.................       40,100
                                                 -----------
TOTAL MUNICIPAL BONDS (COST $332,910)..........      339,944
                                                 -----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                    VALUE
 PRINCIPAL                                         (NOTE 1)
-----------                                      -----------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (25.5%)
$    40,000  Federal National Mortgage
               Association, 5.00%, 10/25/03....  $    39,703
     35,000  Federal National Mortgage
               Association, 6.15%, 10/25/07....       34,613
    175,000  U.S. Treasury Bonds, 8.125%,
               08/15/19........................      202,347
    860,000  U.S. Treasury Notes, 5.75%,
               08/15/03........................      834,097
    250,000  U.S. Treasury Notes, 6.125%,
               08/31/98........................      251,125
    337,000  U.S. Treasury Notes, 6.875%,
               08/31/99........................      344,037
                                                 -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $1,696,634)..............................    1,705,922
                                                 -----------
TOTAL INVESTMENTS AT VALUE (90.8%)
(COST $5,349,142) (A)..........................  $ 6,075,707
CASH AND OTHER ASSETS
NET OF LIABILITIES (9.2%)......................      618,985
                                                 -----------
NET ASSETS (100.0%)............................  $ 6,694,692
                                                 -----------
                                                 -----------

--------------------------
 * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,349,595, resulting in gross unrealized appreciation and depreciation of $734,259 and $8,147, respectively, and net unrealized appreciation of $726,112.
(b) Zero or step coupon bond.
ADR - American Depositary Receipt
HFA - Housing Financing Authority

-------------------------------------------------------------------------------
INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                      -----------
CORPORATE BONDS (26.7%)
           BANKING & FINANCE (6.2%)
$ 500,000  Goss Graphic Systems Inc.,
             12.00%, 10/15/06.............         $ 515,000
                                                   ---------
           BROADCAST & MEDIA (0.9%)
  150,000  Cai Wireless Systems, 12.25%,
             09/15/02.....................            72,375
                                                   ---------
           CHEMICALS (2.6%)
  200,000  Kaiser Aluminum & Chemicals,
             10.875%, 10/15/06............           212,000
                                                   ---------
           COMMUNICATIONS (1.3%)
  100,000  Phonetel Technologies, 12.00%,
             12/15/06.....................           103,500
                                                   ---------
           FOOD & BEVERAGES (1.2%)
  100,000  Specialty Foods, 11.125%,
             10/01/02.....................            95,000
                                                   ---------
           HEAVY CONSTRUCTION (8.0%)
  250,000  Ivaco Inc., 11.50%, 09/15/05...           248,125
  150,000  Unison Healthcare Corp.,
             12.25%, 11/01/06.............           153,750
  250,000  Unisys Corp., 12.00%,
             04/15/03.....................           267,500
                                                   ---------
                                                     669,375
                                                   ---------
           OIL & GAS (3.3%)
  250,000  Trans Texas Gas, 11.50%,
             06/15/02.....................           270,312
                                                   ---------
           SERVICES (3.2%)
  250,000  Alliance Gaming, 12.875%,
             06/30/03.....................           265,000
                                                   ---------
TOTAL CORPORATE BONDS (COST $2,193,970)...         2,202,562
                                                   ---------
EUROBONDS (12.1%)
           BRAZIL (1.4%)
$ 100,000  RBS Participacoes S.A, 14.00%,
             12/15/03.....................         $ 112,000
                                                   ---------
           INDIA (3.2%)
  500,000  Nippon Denro Ispat Ltd, 3.00%,
             04/01/01.....................           262,500
                                                   ---------
           MEXICO (1.5%)
  200,000  Grupo Mex Desarollo, 8.25%,
             02/17/01.....................           119,750
                                                   ---------
           THAILAND (6.0%)
1,750,000  NTS Steel Group Public, 4.00%,
             12/16/08.....................           507,500
                                                   ---------
TOTAL EUROBONDS (COST $992,923)...........         1,001,750
                                                   ---------
SOVEREIGN GOVERNMENT BONDS AND NOTES (17.2%)
           ARGENTINA (4.1%)
  314,000  Argentina Bocon Pre 4, 5.375%,
             09/01/02(c)..................           337,393
                                                   ---------
           RUSSIA (11.4%)
1,000,000  Russian Fed GKO-Linked Notes,
             0.00%, 05/23/97+.............           942,665
                                                   ---------
           BRAZIL (1.7%)
  192,740  Republic of Brazil, 8.00%,
             04/15/14(c)..................           142,146
                                                   ---------
TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
(COST $1,334,774).........................         1,422,204
                                                   ---------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                      -----------
YANKEE BONDS (14.0%)
           BRAZIL (3.7%)
$ 300,000  Tevecap S.A., 12.625%,
             11/26/04.....................         $ 306,750
                                                   ---------
           INDONESIA (3.2%)
  250,000  APP International Finance,
             11.75%, 10/01/05.............           267,188
                                                   ---------
           MEXICO (7.1%)
  400,000  Grupo Televisa S.A. (Zero
             Coupon until 05/15/2001,
             13.25% thereafter),
             05/15/08(b)..................           266,500
  350,000  Tolmex S.A., 8.375%,
             11/01/03.....................           319,375
                                                   ---------
                                                     585,875
                                                   ---------
TOTAL YANKEE BONDS (COST $1,132,632)......         1,159,813
                                                   ---------
BRADY BONDS (16.7%)
           BULGARIA (2.3%)
  200,000  Government of Bulgaria,
             6.6875%, 07/28/11............           101,500
  150,000  Government of Bulgaria,
             6.6875%, 07/28/24............            84,750
                                                   ---------
                                                     186,250
                                                   ---------
           ECUADOR (3.2%)
  387,000  Republic of Ecuador, 6.50%,
             02/28/25.....................           266,063
                                                   ---------
           NIGERIA (2.1%)
  250,000  Central Bank of Nigeria, 6.25%,
             11/15/20.....................           170,625
                                                   ---------
           PANAMA (3.8%)
  405,103  Panama--PDI, 6.75%,
             07/17/16(c)..................           316,486
                                                   ---------
           VENEZUELA (5.3%)
$ 500,000  Republic of Venezuela, 6.50%,
             12/18/07.....................         $ 440,625
                                                   ---------
TOTAL BRADY BONDS (COST $1,217,002).......         1,380,049
                                                   ---------
PREFERRED STOCK (3.1%)
           BANKING & FINANCE (3.1%)
    5,000  Chevy Chase Bank...............           253,750
                                                   ---------
TOTAL PREFERRED STOCK (COST $250,000).....           253,750
                                                   ---------
WARRANTS (0%)
      250  Central Bank of Nigeria
             Warrants, expires 11/15/20
             (Cost $0)....................                 0
                                                   ---------
TOTAL INVESTMENTS AT VALUE (89.8%)
(COST $7,121,301)(A)......................        $7,420,128
                                                   ---------
CASH AND OTHER ASSETS
NET OF LIABILITIES (10.2%)................           848,004
                                                   ---------
NET ASSETS (100.0%).......................        $8,268,132
                                                   ---------
                                                   ---------
--------------------------
+ Restricted security (Note 5)
(a) The aggregate identified cost for
    federal income tax purposes is
    $7,121,301, resulting in gross
    unrealized appreciation and
    depreciation of $401,967 and $103,140,
    respectively, and net unrealized
    appreciation of $298,827.
(b) Step coupon bond.
(c) A percentage of income is received in additional shares at the discretion of the issuer.

-------------------------------------------------------------------------------
STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                      -----------
ASSET BACKED (10.8%)
$ 118,732  Advanta Mortgage Loan trust,
             6.14%, 10/25/08..............         $ 118,486
   77,548  Daimler Benz Grantor Trust,
             3.90%, 10/15/98..............            77,191
  176,843  GMAC 1993, 4.15%, 03/16/98.....           176,714
  123,016  Honda Auto Receivables Grantor
             Trust, 6.20%, 12/15/00.......           123,633
  154,018  Navot 1995, 5.94%, 10/15/98....           154,190
  122,961  The Money Store Home Equity
             Trade, 6.775%, 09/15/07......           122,911
  208,763  The Money Store Home Equity 96,
             6.61%, 11/15/04..............           208,715
                                                   ---------
TOTAL ASSET BACKED (COST $980,058)........           981,840
                                                   ---------
CORPORATE BONDS (9.8%)
           BANKING & FINANCE (9.8%)
  350,000  Advanta National Bank, 5.763%,
             09/18/97 (a).................           350,000
  350,000  First USA Bank, 5.844%,
             03/24/97 (a).................           350,152
  190,000  Paccar Financial Corporation,
             5.06%, 04/10/97..............           189,787
                                                   ---------
TOTAL CORPORATE BONDS (COST $889,529).....          $889,939
                                                   ---------
U.S. GOVERNMENT OBLIGATIONS (7.3%)
  420,000  U.S. Treasury Notes, 5.625%,
             11/30/98.....................           417,767
  250,000  U.S. Treasury Notes, 5.875%,
             10/31/98.....................           249,688
                                                   ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST
$669,467).................................           667,455
                                                   ---------
COMMERCIAL PAPER (71.9%)
  400,000  Comdisco Incorporated, 5.82%,
             01/30/97.....................           398,124
  420,000  Commonwealth Edison, 5.75%,
             01/24/97.....................           418,457
  340,000  Conagra Incorporated, 5.55%,
             01/21/97.....................           338,952
  365,000  Crown Cork & Seal Company
             Incorporated, 5.65%,
             01/15/97.....................           364,198
  335,000  First Credit Corporation,
             6.00%, 01/06/97..............           334,721
  345,000  Hanson Financial, 5.60%,
             03/14/97.....................           341,136



    The accompanying notes are an integral part of the financial statements.

STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                      -----------
           COMMERCIAL PAPER--CONTINUED
$ 380,000  IES Diversified Incorporation,
             5.43%, 01/06/97..............         $ 379,714
  425,000  J.B. Hunt Transportation
             Services, Inc., 5.50%,
             02/10/97.....................           422,403
  425,000  MCN Investment Corporation,
             5.52%, 02/19/97..............           421,807
  195,000  Mid Atlantic Fuel Company,
             5.55%, 02/03/97..............           194,008
  380,000  Minnesota Power & Light, 5.65%,
             01/17/97.....................           379,046
  350,000  Pacificorp, 5.52%, 01/30/97....           348,444
  425,000  Pacificorp, 5.72%, 02/26/97....           421,218
  300,000  Pennsylvania Fuel Corporation,
             6.25%, 01/21/97..............           298,958
  385,000  Pennsylvania Power & Light,
             5.53%, 03/03/97..............           381,392
  345,000  Public Service Company of
             Colorado, 5.60%, 01/17/97....           344,141
  425,000  Public Service Electric & Gas
             Company, 5.95%, 01/09/97.....           424,438

           COMMERCIAL PAPER--CONTINUED
$ 335,000  UOP, 5.75%, 02/26/97...........         $ 332,004
                                                   ---------
TOTAL COMMERCIAL PAPER (COST
$6,543,161)...............................         6,543,161
                                                   ---------
TOTAL INVESTMENTS AT VALUE (99.8%)
(COST $9,082,215)(B)......................         $9,082,395
                                                   ---------
CASH AND OTHER ASSETS NET OF LIABILITIES
(0.2%)....................................            22,738
                                                   ---------
NET ASSETS (100.0%).......................         $9,105,133
                                                   ---------
                                                   ---------
--------------------------
(a) Interest rate shown reflects current rate on instrument with variable rate.
(b) The aggregate identified cost for
    federal income tax purposes is
    $9,082,215, resulting in gross
    unrealized appreciation and
    depreciation of $2,627 and $2,447,
    respectively, and net unrealized
    appreciation of $180.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                     EMERGING   INTERNATIONAL             INCOME      STANDBY
                                                      GROWTH      EQUITY     BALANCED   OPPORTUNITY   INCOME
                                                     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                     ---------  -----------  ---------  -----------  ---------
ASSETS:
Investments, at value (Note 1) (a)                   $4,793,546  8,527,632   $6,075,707  $7,420,128  $9,082,395
Cash                                                   844,824     722,950     516,983     661,842       9,638
Receivables for:
  Investments sold                                     123,070         727      14,427      --          --
  Fund shares sold                                       2,895       4,974      32,572       9,782      --
  Dividends and interest                                 8,599       9,055      56,006     134,034      12,481
  Foreign tax reclaim                                       41      10,042          22      --          --
  Open forward currency contracts                       --              72      --          --          --
Deferred organization expenses (Note 1)                 11,279      11,279      11,279      11,279      11,358
Reimbursement receivable from Sponsor (Note 3)          19,207      26,766      14,342      65,195      16,961
                                                     ---------  -----------  ---------  -----------  ---------
  Total assets                                       5,803,461   9,313,497   6,721,338   8,302,260   9,132,833
                                                     ---------  -----------  ---------  -----------  ---------
LIABILITIES:
Payable for investments purchased                       --         507,081      --          --          --
Payable for fund shares repurchased                         37          40          40          40       3,250
Payable to Administrator (Note 2)                        4,981       4,981       4,981       4,981       3,381
Other accrued expenses                                  27,110      43,115      21,625      29,107      21,069
                                                     ---------  -----------  ---------  -----------  ---------
  Total liabilities                                     32,128     555,217      26,646      34,128      27,700
                                                     ---------  -----------  ---------  -----------  ---------
NET ASSETS:                                          $5,771,333  $8,758,280  $6,694,692  $8,268,132  $9,105,133
                                                     ---------  -----------  ---------  -----------  ---------
                                                     ---------  -----------  ---------  -----------  ---------
Shares outstanding                                     473,013     791,521     521,224     737,841     910,034
                                                     ---------  -----------  ---------  -----------  ---------
                                                     ---------  -----------  ---------  -----------  ---------
Net asset value                                      $   12.20   $   11.07   $   12.84   $   11.21   $   10.01
                                                     ---------  -----------  ---------  -----------  ---------
                                                     ---------  -----------  ---------  -----------  ---------
(a) Cost of investments                              $4,171,610  $7,687,956  $5,349,142  $7,121,301  $9,082,215
                                                     ---------  -----------  ---------  -----------  ---------
                                                     ---------  -----------  ---------  -----------  ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                          EMERGING    INTERNATIONAL               INCOME      STANDBY
                                                           GROWTH       EQUITY      BALANCED    OPPORTUNITY   INCOME
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                         -----------  -----------  -----------  -----------  ---------
INVESTMENT INCOME (NOTE 1)
  Interest                                                $  23,082    $  30,235    $ 118,145    $ 545,440   $ 387,917
  Dividends                                                  38,427      108,355(a)     35,673       2,089      --
                                                         -----------  -----------  -----------  -----------  ---------
Total investment income                                      61,509      138,590      153,818      547,529     387,917
                                                         -----------  -----------  -----------  -----------  ---------
EXPENSES:
  Administration and fund accounting fees                    27,620       28,589       29,793       27,265      27,061
  Investment advisory fees (Note 2)                          28,916       62,256       29,360       27,962      17,132
  Auditing fees                                              27,689       32,382       20,639       34,928      17,192
  Custody fees                                                8,970       37,344        5,909        4,546       4,876
  Sponsor fee (Note 2)                                        7,454       13,107        8,389        8,604      13,706
  Amortization of organization expenses (Note 1)              3,916        3,916        3,916        3,916       3,942
  Trustee fees (Note 2)                                       1,074        1,872        1,211        1,284       1,990
  Printing                                                   11,642       13,370       11,825       11,638      13,746
  Miscellaneous                                               3,076        5,770        3,256        3,020       6,145
                                                         -----------  -----------  -----------  -----------  ---------
    Total expenses                                          120,357      198,606      114,298      123,163     105,790
    Waiver of Sponsor fee (Note 2)                           (7,454)     (13,107)      (8,389)      (8,604)    (13,706)
    Reimbursement from Sponsor (Note 3)                     (70,043)    (103,586)     (68,161)     (77,994)    (57,820)
                                                         -----------  -----------  -----------  -----------  ---------
    Net expenses                                             42,860       81,913       37,748       36,565      34,264
                                                         -----------  -----------  -----------  -----------  ---------
NET INVESTMENT INCOME                                        18,649       56,677      116,070      510,964     353,653
                                                         -----------  -----------  -----------  -----------  ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                           46,078      142,359(b)    138,439     339,888       3,871
  Net change in unrealized appreciation
   (depreciation) on investments                            352,244      523,196      470,231      196,298     (14,556)
                                                         -----------  -----------  -----------  -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS):                    398,322      665,555      608,670      536,186     (10,685)
                                                         -----------  -----------  -----------  -----------  ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 416,971    $ 722,232    $ 724,740    $1,047,150  $ 342,968
                                                         -----------  -----------  -----------  -----------  ---------
                                                         -----------  -----------  -----------  -----------  ---------

------------------------------

(a) Net of foreign tax withholding of $13,174.

(b) Includes foreign currency transaction losses of $12,274.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        EMERGING GROWTH       INTERNATIONAL EQUITY
                                           PORTFOLIO               PORTFOLIO
                                     ----------------------  ----------------------
FOR THE YEARS ENDED DECEMBER 31,        1996        1995        1996        1995
-----------------------------------  ----------  ----------  ----------  ----------
OPERATIONS:
  Net investment income              $   18,649  $   24,559  $   56,677  $   22,179
  Net realized gain (loss) on
   investments                           46,078     120,237     142,359    (315,865)
  Net change in unrealized
   appreciation (depreciation) on
   investments                          352,244     258,146     523,196     554,467
                                     ----------  ----------  ----------  ----------
  Net increase (decrease) in net
   assets resulting from operations     416,971     402,942     722,232     260,781
                                     ----------  ----------  ----------  ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income                 (18,684)    (32,317)    (54,999)    (14,558)
  Realized capital gains               (130,830)   (142,245)     --          --
  Distribution in excess of net
   investment income                     --          --          (2,423)     --
                                     ----------  ----------  ----------  ----------
  Total dividends and distributions    (149,514)   (174,562)    (57,422)    (14,558)
                                     ----------  ----------  ----------  ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold           3,109,043     199,651   3,190,175     199,905
  Reinvestment of dividends             149,514     174,562      57,422      14,558
  Cost of shares redeemed              (369,358)     (7,420)   (368,758)     (3,472)
                                     ----------  ----------  ----------  ----------
  Net increase from investor's
   transactions                       2,889,199     366,793   2,878,839     210,991
                                     ----------  ----------  ----------  ----------
Total changes in net assets           3,156,656     595,173   3,543,649     457,214
                                     ----------  ----------  ----------  ----------
NET ASSETS
  Beginning of period                 2,614,677   2,019,504   5,214,631   4,757,417
                                     ----------  ----------  ----------  ----------
  End of period                      $5,771,333  $2,614,677  $8,758,280  $5,214,631
                                     ----------  ----------  ----------  ----------
                                     ----------  ----------  ----------  ----------
NET ASSETS CONSIST OF:
Paid-in capital                      $5,255,597  $2,366,398  $8,087,315  $5,206,596
Undistributed net investment income         384         595        (363)      5,617
Accumulated net realized gain on
 investments                           (106,584)    (22,008)   (166,470)   (312,184)
Net unrealized appreciation of
 investments                            621,936     269,692     837,798     314,602
                                     ----------  ----------  ----------  ----------
Net assets applicable to shares
 outstanding                         $5,771,333  $2,614,677  $8,758,280  $5,214,631
                                     ----------  ----------  ----------  ----------
                                     ----------  ----------  ----------  ----------
SHARES OUTSTANDING (NOTE 4):
  Shares sold                           259,365      17,137     298,741      20,307
  Reinvestment of dividends              12,297      15,452       5,288       1,456
                                     ----------  ----------  ----------  ----------
                                        271,662      32,589     304,029      21,763
  Shares redeemed                       (30,567)       (663)    (33,902)       (361)
                                     ----------  ----------  ----------  ----------
  Net increase                          241,095      31,926     270,127      21,402
  Beginning of year                     231,918     199,992     521,394     499,992
                                     ----------  ----------  ----------  ----------
  End of year                           473,013     231,918     791,521     521,394
                                     ----------  ----------  ----------  ----------
                                     ----------  ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                            BALANCED           INCOME OPPORTUNITY        STANDBY INCOME
                                           PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     ----------------------  ----------------------  ----------------------
FOR THE YEARS ENDED DECEMBER 31,        1996        1995        1996        1995        1996        1995
-----------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
OPERATIONS:
  Net investment income              $  116,070  $   69,070  $  510,964  $  271,025  $  353,653  $  295,090
  Net realized gain (loss) on
   investments                          138,439     209,370     339,888      18,334       3,871      (2,779)
  Net change in unrealized
   appreciation (depreciation) on
   investments                          470,231     229,338     196,298     170,448     (14,556)      2,114
                                     ----------  ----------  ----------  ----------  ----------  ----------
  Net increase (decrease) in net
   assets resulting from operations     724,740     507,778   1,047,150     459,807     342,968     294,425
                                     ----------  ----------  ----------  ----------  ----------  ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income                (115,048)    (78,513)   (466,250)   (296,140)   (353,721)   (295,796)
  Realized capital gains               (113,645)   (185,230)   (266,446)     --          --          --
  Distribution in excess of net
   investment income                     --          --          --          --          (1,813)     --
                                     ----------  ----------  ----------  ----------  ----------  ----------
  Total dividends and distributions    (228,693)   (263,743)   (732,696)   (296,140)   (355,534)   (295,796)
                                     ----------  ----------  ----------  ----------  ----------  ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold           3,195,328     355,130   4,765,192     261,593   4,294,599     473,149
  Reinvestment of dividends             228,693     263,743     732,696     296,140     355,535     329,384
  Cost of shares redeemed              (120,136)     (2,298)   (145,810)     (3,177) (1,322,371)    (24,010)
                                     ----------  ----------  ----------  ----------  ----------  ----------
  Net increase from investor's
   transactions                       3,303,885     616,575   5,352,078     554,556   3,327,763     778,523
                                     ----------  ----------  ----------  ----------  ----------  ----------
Total changes in net assets           3,799,932     860,610   5,666,532     718,223   3,315,197     777,152
                                     ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS
  Beginning of period                 2,894,760   2,034,150   2,601,600   1,883,377   5,789,936   5,012,784
                                     ----------  ----------  ----------  ----------  ----------  ----------
  End of period                      $6,694,692  $2,894,760  $8,268,132  $2,601,600  $9,105,133  $5,789,936
                                     ----------  ----------  ----------  ----------  ----------  ----------
                                     ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS CONSIST OF:
Paid-in capital                      $5,920,017  $2,616,131  $7,950,387  $2,553,526  $9,106,065  $5,778,443
Undistributed net investment income       1,153         199      --              69      --              68
Accumulated net realized gain on
 investments                             46,957      22,096      18,918     (54,524)     (1,112)     (3,311)
Net unrealized appreciation of
 investments                            726,565     256,334     298,827     102,529         180      14,736
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net assets applicable to shares
 outstanding                         $6,694,692  $2,894,760  $8,268,132  $2,601,600  $9,105,133  $5,789,936
                                     ----------  ----------  ----------  ----------  ----------  ----------
                                     ----------  ----------  ----------  ----------  ----------  ----------
SHARES OUTSTANDING (NOTE 4):
  Shares sold                           260,657      29,352     427,096      26,665     429,003      47,228
  Reinvestment of dividends              18,270      23,008      66,234      31,633      35,510      32,806
                                     ----------  ----------  ----------  ----------  ----------  ----------
                                        278,927      52,360     493,330      58,298     464,513      80,034
  Shares redeemed                        (9,856)       (199)    (13,441)       (338)   (132,107)     (2,398)
                                     ----------  ----------  ----------  ----------  ----------  ----------
  Net increase                          269,071      52,161     479,889      57,960     332,406      77,636
  Beginning of year                     252,153     199,992     257,952     199,992     577,628     499,992
                                     ----------  ----------  ----------  ----------  ----------  ----------
  End of year                           521,224     252,153     737,841     257,952     910,034     577,628
                                     ----------  ----------  ----------  ----------  ----------  ----------
                                     ----------  ----------  ----------  ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SELECT ADVISORS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                            TOUCHSTONE EMERGING      TOUCHSTONE INTERNATIONAL
                                                   GROWTH                     EQUITY              TOUCHSTONE BALANCED
                                                 PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                          ------------------------   ------------------------   ------------------------
FOR THE YEARS ENDED DECEMBER 31,           1996     1995   1994(A)    1996     1995   1994(A)    1996     1995   1994(A)
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 11.27  $10.10  $10.00    $ 10.00  $ 9.51  $10.00    $ 11.48  $10.17  $10.00
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 0.04    0.11    0.04       0.06    0.04    --         0.30    0.32    0.05
Net realized and unrealized gain on
  investments                                1.22    1.87    0.06       1.08    0.48   (0.49)      1.60    2.15    0.12
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
  Total from investment operations           1.26    1.98    0.10       1.14    0.52   (0.49)      1.90    2.47    0.17
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income                     (0.04)  (0.15)   --        (0.07)  (0.03)   --        (0.30)  (0.37)   --
  Realized capital gains                    (0.29)  (0.66)   --        --       --      --        (0.24)  (0.79)   --
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
TOTAL DIVIDENDS AND DISTRIBUTIONS           (0.33)  (0.81)   --        (0.07)  (0.03)   --        (0.54)  (1.16)   --
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
NET ASSET VALUE, END OF PERIOD            $ 12.20  $11.27  $10.10    $ 11.07  $10.00  $ 9.51    $ 12.84  $11.48  $10.17
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
                                          -------  ------  -------   -------  ------  -------   -------  ------  -------
TOTAL RETURN (B)                            11.16%  19.57%   1.00%     11.47%  15.45%  (4.90)%    16.78%  24.56%   1.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)       $ 5,771  $2,615  $2,020    $ 8,758  $5,215  $4,757    $ 6,695  $2,895  $2,034
Ratios to average net assets:
  Expenses                                   1.15%   1.15%   1.15%(c)    1.25%   1.25%   1.25%(c)    0.90%   0.90%   0.90%(c)
  Net investment income                      0.50%   1.09%   3.67%(c)    0.86%   0.46%   1.23%(c)    2.76%   2.87%   4.26%(c)
  Expenses, without waiver and
   reimbursement                             3.22%   3.73%  11.08%(c)    3.03%   3.69%   5.58%(c)    2.72%   3.46%   8.97%(c)
Portfolio Turnover                             89%    101%      0%        90%     86%      0%        75%    124%      3%
Average commission rate (d)               $0.0568    --      --      $0.0266    --      --      $0.0664    --      --

                                             TOUCHSTONE INCOME          TOUCHSTONE STANDBY
                                                OPPORTUNITY                   INCOME
                                                 PORTFOLIO                  PORTFOLIO
                                          ------------------------   ------------------------
FOR THE YEARS ENDED DECEMBER 31,           1996     1995   1994(A)    1996     1995   1994(A)
                                          -------  ------  -------   -------  ------  -------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.09  $ 9.42  $10.00    $ 10.02  $10.03  $10.00
                                          -------  ------  -------   -------  ------  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 1.17    1.22    0.12       0.52    0.56    0.05
Net realized and unrealized gain on
  investments                                1.45    0.79   (0.70)     (0.01)  (0.01)   0.03
                                          -------  ------  -------   -------  ------  -------
  Total from investment operations           2.62    2.01   (0.58)      0.51    0.55    0.08
                                          -------  ------  -------   -------  ------  -------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                     (1.17)  (1.34)   --        (0.52)  (0.56)  (0.05)
  Realized capital gains                    (0.33)   --      --        --       --      --
                                          -------  ------  -------   -------  ------  -------
TOTAL DIVIDENDS AND DISTRIBUTIONS           (1.50)  (1.34)   --        (0.52)  (0.56)  (0.05)
                                          -------  ------  -------   -------  ------  -------
NET ASSET VALUE, END OF PERIOD            $ 11.21  $10.09  $ 9.42    $ 10.01  $10.02  $10.03
                                          -------  ------  -------   -------  ------  -------
                                          -------  ------  -------   -------  ------  -------
TOTAL RETURN (B)                            27.37%  23.35%  (5.80)%     5.18%   5.90%   0.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)       $ 8,268  $2,602  $1,883    $ 9,105  $5,790  $5,013
Ratios to average net assets:
  Expenses                                   0.85%   0.85%   0.85%(c)    0.50%   0.50%   0.50%(c)
  Net investment income                     11.85%  12.81%  11.24%(c)    5.15%   5.59%   4.90%(c)
  Expenses, without waiver and
   reimbursement                             2.85%   3.54%  11.56%(c)    1.54%   1.73%   3.67%(c)
Portfolio Turnover                            213%    104%     45%       143%    159%     56%
Average commission rate (d)                 --       --      --        --       --      --

------------------------------
(a) The Portfolios commenced operations on November 21, 1994.

(b) Total return is not annualized. Total return is calculated assuming a purchase of shares on the first day and a sale of the shares on the last day of the period, and reinvestment of all dividends.

(c) Ratios are annualized.

(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and comission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

    Select Advisors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended as an open-end management investment company organized as a Massachusetts business trust on February 7, 1994. The Trust consists of five Portfolios: Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Standby Income Portfolio ("Portfolios").

    The Trust offers shares of beneficial interest of each portfolio to separate accounts of Western-Southern as a funding vehicle for certain variable annuity contracts issued by Western-Southern through the separate accounts.

    As of December 31, 1996, Touchstone Advisers, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the Variable Insurance Trust.

    The accounting policies are in conformity with generally accepted accounting principles (GAAP) for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    The following is a summary of the significant accounting policies of the
Portfolios:

    a) INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

    b) FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

    c) INVESTMENT INCOME. Dividend income is recorded on ex-dividend date except that certain dividends from foreign securities where ex-dividend date has passed are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

    d) DIVIDENDS AND DISTRIBUTIONS. Distributions to shareholders for the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, and Income Opportunity Portfolio are recorded by the Portfolio on the ex-dividend date. It is the policy of the Standby Income Portfolio to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign (PFIC), and losses deferred due to wash sales and excise tax regulations.

    e) FEDERAL TAXES. Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended,

SELECT ADVISORS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary. The following Portfolios have capital loss carryforwards expiring December 2003.

International Equity Portfolio                 $  79,763
Standby Income Portfolio                       $   1,112

    Additionally, at December 31, 1996, the following funds have net capital losses attributable to security transactions incurred after October 31, 1996, which are treated as arising on the first day of the fund's next taxable year.

Emerging Growth Fund                           $  95,242
International Equity Fund                      $  76,413

    f) FORWARD CURRENCY CONTRACTS. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

    Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolios as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 1996, the Touchstone International Equity Portfolio had an open forward foreign currency contract to deliver $9,424 on January 2, 1997, in exchange for 64,726 Swedish Krona. As of December 31, 1996, the market value of this contract was $9,496, resulting in unrealized appreciation of $72.

    g) ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after taking into account any prior redemptions of the Initial Shares of the Portfolio.

    h) OTHER. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

    a) SPONSOR. Touchstone Advisors, Inc. ("Sponsor"), a subsidiary of Western-Southern, as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's Administrator, Custodian and Transfer Agent. As Sponsor to the Trust, Touchstone Advisors reserves the right to receive a sponsor fee from each portfolio on an annual basis up to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through April 30, 1998.

    b) INVESTMENT ADVISOR. The Trust has an investment advisory agreement with the Sponsor. Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the year ended December 31, 1996, each Portfolio incurred investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

                       EMERGING         INTERNATIONAL                            INCOME             STANDBY
                        GROWTH             EQUITY            BALANCED          OPPORTUNITY          INCOME
                     -------------      -------------      -------------      -------------      -------------
          Rate             0.80%              0.95%              0.70%              0.65%              0.25%

    Fort Washington Investment Advisors, Inc., an affiliate of the Sponsor, is the sub-advisor for the Standby Income Portfolio.

    c) TRUSTEES. Each Trustee who is not an "interested person," (as defined in the Act), of the Trust, receives in aggregate $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Portfolios, which are included in separate reports.

SELECT ADVISORS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.  EXPENSE REIMBURSEMENTS

    The Sponsor has agreed to waive fees and reimburse each Portfolio so that, following such waiver of fees and reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Portfolio are not greater, on an annualized basis, than the percentage of average daily net assets of the Portfolio listed below.

                                        EMERGING         INTERNATIONAL                            INCOME             STANDBY
                                         GROWTH             EQUITY            BALANCED          OPPORTUNITY          INCOME
                                      -------------      -------------      -------------      -------------      -------------
          Voluntary expense limit           1.15%              1.25%              0.90%              0.85%              0.50%

    Included in the reimbursement receivable from the Sponsor for the Income Opportunity Portfolio is an amount of $44,783 related to an overaccrual of interest income for the year ended December 31, 1996. The Sponsor has agreed to reimburse the Portfolio for this amount. This amount did not have a material impact on the total return for the year ended December 31, 1996.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

    Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 1996 were as follows:

                                   EMERGING      INTERNATIONAL                       INCOME         STANDBY
                                    GROWTH          EQUITY           BALANCED      OPPORTUNITY       INCOME
                                  ----------     -------------      ----------     -----------     ----------
          Cost of purchases       $5,021,258      $  8,330,569      $3,332,225     $12,901,448     $9,493,879
          Proceeds from sales      2,920,726         5,439,968       1,953,793       8,602,638      3,930,458

    Purchase and sales of U.S. government obligations for the year ended December 31, 1996 were as follows:

                           BALANCED    INCOME OPPORTUNITY  STANDBY INCOME
                         ------------  ------------------  --------------
Cost of purchases        $  2,399,174      $   89,874       $  2,160,516
Proceeds from sales         1,006,723          85,624       $    380,000

5. As of December 31, 1996, Income Opportunity Portfolio held the following restricted security:

                        ACQUISITION                MARKET       % OF
                           DATE         COST       VALUE     NET ASSETS
                        -----------  ----------  ----------  -----------
Russian Fed GKO-Linked
 Note                     10/15/96   $  947,791  $  942,665       11.4%

6.  SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest.
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

    For corporate shareholders, a portion of the ordinary dividends paid during the fund's year ended December 31, 1996, qualified for the dividends received deduction, as follows:

      EMERGING
       GROWTH        BALANCED
     ----------     ----------
      100%                20%

    The funds below paid distributions from long-term capital gains. Pursuant to section 852 of the Internal Revenue Code, the fund designates the foloowing capital gain dividends as noted:

                                   EMERGING                       INCOME
                                    GROWTH        BALANCED      OPPORTUNITY
                                  ----------     ----------     -----------
          Long-term capital
          gains distributions
          per share                   0.2673           0.20          0.135
          Capital gain
          dividends               $  122,439     $   94,739     $   94,945

SELECT ADVISORS VARIABLE INSURANCE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Trustees of
  the Select Advisors Variable Insurance Trust:

    We have audited the accompanying statements of assets and liabilities of the Select Advisors Variable Insurance Trust (consisting of Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Standby Income Portfolio), including the schedules of investments, as of December 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and for the period November 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Select Advisors Variable Insurance Trust as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period November 21, 1994 (commencement of operations) to December 31 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 20, 1997

            T O U C H S T O N E
            ------------------------------------------
                             TOUCHSTONE VARIABLE ANNUITY
 LOGO

            -------------------------------------------------------
                              SELECT ADVISORS PORTFOLIOS

                          ( GROWTH & INCOME PORTFOLIO II
                          ( BOND PORTFOLIO II

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                   VALUE
  SHARES                                          (NOTE 1)
-----------                                     ------------
COMMON STOCKS (93.0%)
             AIRLINES (1.1%)
     15,000  America West Airlines Class B*...  $    238,125
                                                ------------
             BANKING & FINANCE (16.9%)
     20,000  Bank of Rhode Island*............       200,000
      5,000  Beneficial Corp..................       316,875
     15,000  Beverly Bancorporation...........       270,938
      7,900  Federal National Mortgage
               Association....................       294,275
      5,000  First Chicago NBD Corp...........       268,750
      7,500  First Commerce Corp..............       291,563
     10,000  First Hawaiian Inc...............       350,000
      5,000  Glendale Federal Bank,*..........       116,250
      2,500  Great Western Financial..........        72,500
     10,500  HomeCorp, Inc.*..................       200,813
      9,000  Imperial Bancorp*................       216,000
     15,000  Mercury Financial Co.............       183,750
     11,000  North Folk Bancorp...............       391,875
      2,500  Summit Bancorp...................       109,375
      3,000  UnionBanCal Corp.................       159,000
      5,650  Webster City Federal Savings.....        77,681
     11,000  WFS Financial, Inc...............       218,625
                                                ------------
                                                   3,738,270
                                                ------------
             CHEMICALS (2.6%)
      7,000  Englehard Corp...................       133,875
      6,000  Hercules, Inc....................       259,500
      5,000  TIG Holdings Inc.................       169,375
                                                ------------
                                                     562,750
                                                ------------
             COMPUTER EQUIPMENT & DATA
               PROCESSING (8.3%)
      7,500  AMP Inc..........................       287,813
      6,800  Automatic Data Processing,
               Inc............................       291,550
      3,000  Computer Sciences Corp.*.........       246,375
      5,000  Durion, Inc......................       135,625
      6,000  Electronic Data Systems Corp.....       259,500
      2,800  First Data Corp..................       102,200
      9,000  National Semiconductor Corp.*....       219,375
      3,000  Thomas & Betts Corp..............       133,125
     20,000  Ultradata Corp.*.................        82,500
      2,500  VLSI Technology, Inc.*...........        59,688
                                                ------------
                                                   1,817,751
                                                ------------
             CONSUMER & OFFICE PRODUCTS (8.4%)
        667  Acnielson Corp.*.................        10,083
     10,000  Bausch & Lomb,Inc................       350,000
      7,000  Ceridian Corp.*..................       283,500
      4,310  General Electric.................       426,151
      4,700  Johnson Controls.................       389,513
      3,500  Proctor & Gamble Co..............       376,250
                                                ------------
                                                   1,835,497
                                                ------------
             FOOD & BEVERAGES (6.7%)
      5,400  Anheuser Busch...................       216,000
      1,500  CPC International, Inc...........       116,250
      5,000  H. J. Heinz Co...................       178,750
      7,500  McDonald's Corp..................       339,375
      6,100  Nabisco Holding Corp., Class A...       237,138
      8,750  Pepsico, Inc.....................       255,938
      4,000  Sysco Corp.......................       130,500
                                                ------------
                                                   1,473,951
                                                ------------
             HEALTHCARE (6.2%)
      2,000  Cognizant Corp.*.................  $     66,000
      8,900  Columbia/HCA Healthcare Corp.....       362,675
      9,000  Coventry Corporation*............        83,390
     20,000  Metra Biosystems, Inc.*..........        95,000
     14,000  Physician Corp. of America*......       140,000
     10,000  Physician Health Services,
               Inc.*..........................       147,500
      8,500  St. Jude Medical, Inc.*..........       362,313
     10,000  United American Healthcare
               Corp.*.........................        58,750
      5,000  Wellcare Management Group,
               Inc.*..........................        39,375
                                                ------------
                                                   1,355,003
                                                ------------
             HEAVY INDUSTRY (4.4%)
     12,500  Goulds Pumps, Inc................       286,719
      1,060  Newport News Shipbuilding*.......        15,900
      5,300  Tenneco Inc.*....................       239,163
     10,000  Trinity Industries, Inc..........       375,000
     15,000  Weirton Steel*...................        52,500
                                                ------------
                                                     969,282
                                                ------------
             INSURANCE (6.6%)
      4,700  Aetna Inc........................       376,000
      2,250  American International Group,
               Inc............................       243,563
      9,000  Chubb Corp.......................       483,750
     10,000  Healthsource Inc.*...............       131,250
      2,000  St. Paul Companies...............       117,250
      4,000  United Companies Financial
               Corp...........................       106,500
                                                ------------
                                                   1,458,313
                                                ------------
             LEISURE & ENTERTAINMENT (1.8%)
      4,000  Readers Digest Association,
               Inc............................       161,000
      6,500  Viacom, Inc. Class B*............       226,688
                                                ------------
                                                     387,688
                                                ------------
             OIL SERVICE (7.2%)
      7,000  Apache Corp......................       247,625
      5,000  Ashland Inc......................       219,375
        493  El Paso Natural Gas Co...........        24,891
      5,000  Kerr-McGee Corp..................       360,000
      3,000  Mobil Corp.......................       366,750
     10,000  Union Texas Petroleum Holdings...       223,750
      6,100  USX-Marathon Group...............       145,638
                                                ------------
                                                   1,588,029
                                                ------------
             PHARMACEUTICALS (9.0%)
      6,000  Abott Laboratories...............       304,500
      7,000  Amgen, Inc.*.....................       380,625
     15,000  Genzyme Corp.*...................       326,250
      4,000  Merck & Co., Inc.................       317,000
      8,000  Pharmacia & Upjohn, Inc..........       317,000
      5,000  SmithKline Beecham PLC ADR.......       340,000
                                                ------------
                                                   1,985,375
                                                ------------
             SERVICES (3.2%)
      2,000  Dun & Bradstreet Corp............        47,500
     25,000  Hollinger International Inc......       287,500
     15,000  Katz Media Group*................       168,750
      6,000  Manpower, Inc....................       195,000
                                                ------------
                                                     698,750
                                                ------------


    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                   VALUE
  SHARES                                          (NOTE 1)
-----------                                     ------------
             TELECOMMUNICATIONS (9.2%)
     10,000  360 Communications Co.*..........  $    231,250
     30,000  American Paging, Inc.*...........       140,625
     10,000  Atlantic Tele-Network*...........       152,500
      3,800  Cincinnati Bell, Inc.............       234,175
      9,500  Comcast Corp.....................       169,219
      5,000  Emmis Broadcasting Corp., Class
               A*.............................       163,750
        972  Lucent Technologies..............        44,955
      2,500  SBC Communications, Inc..........       129,375
      1,750  TCI Satellite Entertainment,
               Class A*.......................        17,281
     17,500  Tele-Comunications, Inc., Class
               A*.............................       228,594
      5,700  Telephone & Data System, Inc.....       206,625
     10,000  Western Wireless Corp., Class
               A*.............................       138,750
      6,000  Worldcom, Inc.*..................       156,375
                                                ------------
                                                   2,013,474
                                                ------------
             TRANSPORTATION (0.7%)
      5,000  Illinois Central Corp............       160,000
                                                ------------
             UTILITIES (0.7%)
      7,500  Southwest Gas Co.................       144,375
                                                ------------
TOTAL COMMON STOCKS (COST $18,073,896)........    20,426,633
                                                ------------

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                     ------------
CONVERTIBLE BONDS (1.1%)
$   300,000  Softkey 5.50%, due 11/01/2000....  $    247,500
                                                ------------
TOTAL CONVERTIBLE BONDS (COST $274,682).......       247,500
                                                ------------
  SHARES
-----------
PREFERRED STOCKS (1.9%)
      2,500  Microsoft Corporation NIB, Class
               A*.............................       200,313
      4,400  Allstate Corp., 6.76%
               Convertible....................       207,900
                                                ------------
TOTAL PREFERRED STOCKS (COST $349,288)........       408,213
                                                ------------
TOTAL INVESTMENTS AT VALUE (96.0%)
(COST $18,697,866) (A)........................  $ 21,082,346
CASH AND OTHER ASSETS NET OF LIABILITIES
(4.0%)........................................       888,614
                                                ------------
NET ASSETS (100.0%)...........................  $ 21,970,960
                                                ------------
                                                ------------
--------------------------
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $18,712,205, resulting in gross unrealized appreciation and depreciation of $3,621,673 and
   $1,251,532, respectively, and net
   unrealized appreciation of $2,370,141.
ADR - American Depositary Receipt

-------------------------------------------------------------------------------
BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                     ------------
ASSET BACKED SECURITIES (20.7%)
$   500,000  Advanta Mortgage Loan, 6.03%,
               08/25/11.......................  $    492,598
    344,585  Chase Manhattan Grantor Trust,
               5.20%, 04/15/02................       341,953
    500,000  Chemical Credit Card Master
               Trust, 5.98%, 09/15/08.........       474,490
    300,000  Discover Card Mastertrust I,
               6.05%, 08/18/08................       284,079
    500,000  Ford Credit Auto Loan Master
               Trust, 6.50%, 08/15/02.........       502,185
    500,000  Ford Motor Credit Co, 6.25%,
               11/08/00.......................       495,284
    500,000  Navistar Financial 1996-A, 6.35%,
               11/15/02.......................       503,185
                                                ------------
TOTAL ASSET BACKED SECURITIES (COST
$3,077,673)...................................     3,093,774
                                                ------------
CORPORATE BONDS (34.7%)
             BANKING & FINANCE (15.6%)
    500,000  Bank of New York, 8.50%,
               12/15/04.......................       547,024
    250,000  CIT Group Holdings, 6.25%,
               11/22/01.......................       246,868
    350,000  First Union Corporation, 6.55%,
               10/15/35.......................       339,753
    250,000  GMAC, 6.30%, 09/10/97............       250,938
    500,000  Key Bank N.A., 7.125%, 08/15/06..       501,213

             BANKING & FINANCE--CONTINUED
$   350,000  Mellon Bank N.A., 6.50%,
               08/01/05.......................  $    338,353
     99,592  Mercantile Safe Deposit,+
               12.125%, 01/02/01..............       109,859
                                                ------------
                                                   2,334,008
                                                ------------
             BROADCAST & MEDIA (1.9%)
    250,000  News America Holdings, Inc.,
               10.125%, 10/15/12..............       287,764
                                                ------------
             COMMERCIAL SERVICES (6.8%)
    500,000  Harris Corporation, 6.65%,
               08/01/06.......................       502,306
    500,000  Kroger Company, 8.15%, 07/15/06..       519,217
                                                ------------
                                                   1,021,523
                                                ------------
             COMPUTER EQUIPMENT & DATA
               PROCESSING (1.6%)
    250,000  IBM Corporation, 7.00%,
               10/30/25.......................       239,688
                                                ------------
             FOOD & BEVERAGES (4.1%)
    600,000  Conagra Incorporated, 7.125%,
               10/01/26.......................       611,495
                                                ------------
             HEAVY CONSTRUCTION (1.3%)
    200,000  Comdisco Incorporated, 6.375%,
               11/30/01.......................       196,837
                                                ------------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1996

                                                   VALUE
 PRINCIPAL                                        (NOTE 1)
-----------                                     ------------
             INSURANCE (3.4%)
$   500,000  Travelers/Aetna P&C, 6.75%,
               04/15/01.......................  $    502,214
                                                ------------
TOTAL CORPORATE BONDS
(COST $5,118,340).............................     5,193,529
                                                ------------
MORTGAGE BACKED (10.7%)
    468,350  FGLMC, 7.00%, 10/01/25...........       459,840
    493,259  FGLMC, 7.00%, 12/01/25...........       484,296
     65,021  Government National Mortgage
               Association, 10.25%,
               07/15/12.......................        65,021
    589,475  Government National Mortgage
               Association, 7.00%, 02/15/09...       593,706
                                                ------------
TOTAL MORTGAGE BACKED (COST $1,588,107).......     1,602,863
                                                ------------
U.S. TREASURY OBLIGATIONS (20.6%)
    400,000  U.S. Treasury Notes, 5.75%,
               08/15/03.......................       388,000
    600,000  U.S. Treasury Notes, 6.125%,
               03/31/98.......................       601,306
    500,000  U.S. Treasury Notes, 6.125%,
               09/30/00.......................       499,688
    500,000  U.S. Treasury Notes, 6.75%,
               04/30/00.......................       509,531
    300,000  U.S. Treasury Notes, 6.75%,
               05/31/99.......................       305,063
    750,000  U.S. Treasury Notes, 7.50%,
               11/15/01.......................       789,609
                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $3,038,926).............................     3,093,197
                                                ------------
YANKEE BONDS (4.0%)
    600,000  Province of Quebec, 7.50%,
               07/15/23.......................       598,949
                                                ------------
TOTAL YANKEE BONDS (COST $585,507)............       598,949
                                                ------------
AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS (5.9%)+
$   150,000  Central America Intl Dev Bonds,
               Series F, 10.00%, 12/01/11.....  $    172,996
    150,000  Central America Intl Dev Bonds,
               Series G, 10.00%, 12/01/11.....       172,996
    150,000  Central America Intl Dev Bonds,
               Series H, 10.00%, 12/01/11.....       172,996
    100,000  Republic of Honduras Intl Dev
               Bonds Series D, 13.00%,
               06/01/11.......................       142,243
     82,927  Republic of Honduras Intl Dev
               Bonds, Series B, 13.00%,
               06/01/01.......................        91,788
    100,000  Republic of Honduras Intl Dev
               Bonds, Series C, 13.00%,
               06/01/06.......................       130,391
                                                ------------
TOTAL AGENCY FOR INTERNATIONAL DEVELOPMENT
BONDS (COST $732,927).........................       883,410
                                                ------------
TOTAL INVESTMENTS AT VALUE (96.6%)
(COST $14,141,480) (A)........................    14,465,722
CASH AND OTHER ASSETS NET OF LIABILITIES
(3.4%)........................................       513,676
                                                ------------
NET ASSETS (100.0%)...........................  $ 14,979,398
                                                ------------
                                                ------------
--------------------------
(a) The aggregate identified cost for federal income tax purposes is $14,141,480, resulting in gross unrealized appreciation and depreciation of $376,120 and $51,878, respectively, and net unrealized appreciation of $324,242.
 + Restricted and Board valued security (Note 5).

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                                GROWTH &
                                                                                 INCOME       BOND
                                                                               PORTFOLIO   PORTFOLIO
                                                                                   II          II
                                                                               ----------  ----------
ASSETS:
Investments, at value (Note 1)*                                                $21,082,346 $14,465,722
Cash                                                                              843,579     313,972
Receivables for:
  Securities sold                                                                  59,748      --
  Dividends                                                                        41,692      --
  Interest                                                                          6,646     210,026
Deferred organization expenses                                                     23,520      23,520
Reimbursement receivable from Sponsor (Note 3)                                     --           4,293
                                                                               ----------  ----------
  Total assets                                                                 22,057,531  15,017,533
                                                                               ----------  ----------
LIABILITIES:
Payable to Sponsor (Note 2)                                                        48,005      --
Payable to Administrator (Note 2)                                                   9,754       9,754
Other accrued expenses                                                             28,812      28,381
                                                                               ----------  ----------
  Total liabilities                                                                86,571      38,135
                                                                               ----------  ----------
NET ASSETS:
Applicable to investors' beneficial interests                                  $21,970,960 $14,979,398
                                                                               ----------  ----------
                                                                               ----------  ----------
*Cost of investments                                                           $18,697,866 $14,141,480
                                                                               ----------  ----------
                                                                               ----------  ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                                GROWTH &
                                                                                 INCOME        BOND
                                                                                PORTFOLIO    PORTFOLIO
                                                                                   II           II
                                                                               -----------  -----------
INVESTMENT INCOME (NOTE 1):
  Interest                                                                     $    48,621   $ 908,567
  Dividends                                                                        279,498      --
                                                                               -----------  -----------
Total investment income                                                            328,119     908,567
                                                                               -----------  -----------
EXPENSES:
  Investment advisory fees (Note 2)                                                127,974      72,116
  Administration and fund accounting fees                                           61,786      61,396
  Sponsor fee (Note 2)                                                              34,126      26,224
  Printing                                                                          18,354      17,599
  Auditing fees                                                                     23,591      26,590
  Amortization of organization expenses (Note 1)                                     8,165       8,165
  Custody fees                                                                       4,224       2,961
  Trustee fees (Note 2)                                                              4,977       3,778
  Insurance                                                                         12,286      10,490
  Miscellaneous                                                                      1,975       1,559
                                                                               -----------  -----------
    Total expenses                                                                 297,458     230,878
    Waiver of Sponsor fee (Note 2)                                                 (34,126)    (26,224)
    Reimbursement from Advisor (Note 3)                                           (118,296)   (106,315)
                                                                               -----------  -----------
    Net expenses                                                                   145,036      98,339
                                                                               -----------  -----------
NET INVESTMENT INCOME                                                              183,083     810,228
                                                                               -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                                               2,614,611      52,355
  Net change in unrealized appreciation                                           (476,749)   (481,003)
                                                                               -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):                                         2,137,862    (428,648)
                                                                               -----------  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ 2,320,945   $ 381,580
                                                                               -----------  -----------
                                                                               -----------  -----------

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 GROWTH & INCOME                   BOND
                                                                   PORTFOLIO II                PORTFOLIO II
                                                            --------------------------  --------------------------
FOR THE YEARS ENDED DECEMBER 31,                                1996          1995          1996          1995
                                                            ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income                                          183,083       150,761       810,228       773,047
  Net realized gain on investments                             2,614,611     1,554,207        52,355       315,080
  Net change in unrealized appreciation (depreciation) on
   investments                                                  (476,749)    1,902,447      (481,003)      777,621
                                                            ------------  ------------  ------------  ------------
  Net increase in net assets resulting from operations         2,320,945     3,607,415       381,580     1,865,748
                                                            ------------  ------------  ------------  ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                6,012,563       363,297     2,347,375       335,196
  Withdrawals                                                   (256,085)      --            (54,047)      --
                                                            ------------  ------------  ------------  ------------
  Net increase from investors' transactions                    5,756,478       363,297     2,293,328       335,196
                                                            ------------  ------------  ------------  ------------
TOTAL CHANGES IN NET ASSETS                                    8,077,423     3,970,712     2,674,908     2,200,944
NET ASSETS
  Beginning of year                                           13,893,537     9,922,825    12,304,490    10,103,546
                                                            ------------  ------------  ------------  ------------
  End of year                                               $ 21,970,960  $ 13,893,537  $ 14,979,398  $ 12,304,490
                                                            ------------  ------------  ------------  ------------
                                                            ------------  ------------  ------------  ------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                                  BOND
                                                                                   GROWTH & INCOME              PORTFOLIO
                                                                                     PORTFOLIO II                  II
                                                                         ------------------------------------  -----------
FOR THE YEARS ENDED DECEMBER 31,                                            1996        1995        1994(A)       1996
                                                                         ----------     -----     -----------     -----

RATIOS TO AVERAGE NET ASSETS (B):
  Expenses                                                                    0.85%        0.85%        0.85%        0.75%
  Net investment income                                                       1.07%        1.27%        2.06%        6.18%
  Expenses, without waiver and reimbursement                                  1.74%        1.77%        2.94%        1.76%
Portfolio turnover                                                              82%          96%           0%          79%
Average commission rate (c)                                              $  0.0571       --           --           --


FOR THE YEARS ENDED DECEMBER 31,                                            1995        1994(A)
                                                                            -----     -----------
RATIOS TO AVERAGE NET ASSETS (B):
  Expenses                                                                     0.75%        0.75%
  Net investment income                                                        6.91%        6.76%
  Expenses, without waiver and reimbursement                                   1.58%        2.67%
Portfolio turnover                                                               80%           0%
Average commission rate (c)                                                  --           --

------------------------------
(a) The portfolios commenced operations on November 21, 1994.

(b) Ratios are annualized. Portfolio turnover is not annualized.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and comission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
    Select Advisors Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a New York master trust fund on February 7, 1994. There are nine subtrusts of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Municipal Bond Portfolio, Growth & Income Portfolio II, and Bond Portfolio II. Only Growth & Income Portfolio II and Bond Portfolio II are included in this report. The other portfolios are included in a separate report.

    As of December 31, 1996, Touchstone Advisers, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the Portfolios.

    The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    The following is a summary of the significant accounting policies of the
Portfolios:

    a) INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees of the Portfolio Trust using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers; and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

    b) FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

    The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

    c) INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

    d) FEDERAL TAXES. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Accordingly, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

    e) FORWARD CURRENCY CONTRACTS. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

    Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

    f) ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any withdrawal by Touchstone Advisors, Inc. or any other then-current holder of the Initial Interests in the

SELECT ADVISORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interests in the Portfolio withdrawn to the amount of the Initial Interests in the Portfolio then outstanding after taking into account any prior withdrawals of the Initial Interests in the Portfolio.

    g) OTHER. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

    a) SPONSOR. Touchstone Advisors, Inc. ("Sponsor"), a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's Administrator, Custodian and Transfer Agent. As Sponsor to the Trust, Touchstone Advisors reserves the right to receive a sponsor fee from each portfolio equal on an annual basis to 0.20% of average daily net assets of that Portfolio for its then-current fiscal year. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through April 30, 1998.

    (b) INVESTMENT ADVISOR. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc. ("Advisor"), a subsidiary of Western-Southern. Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. Investment advisory fees to Growth & Income Portfolio II and Bond Portfolio II are equal on an annual basis to 0.75% and 0.55%, respectively, of the average daily net assets of each Portfolio.

    Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Growth & Income Portfolio II and the Bond Portfolio II.

    (d) TRUSTEES. Each Trustee who is not an "interested person," (as defined in the Act), of the Portfolio Trust, receives in aggregate $5,000 annually plus $1,000 per meeting attended, as well as, reimbursement for reasonable out-of-pocket expenses from the Portfolio and from Select Advisors Trust A, Select Advisors Trust C and Select Advisors Variable Insurance Trust.

3.  EXPENSE REIMBURSEMENT
    The Sponsor has agreed to reimburse each Portfolio so that, following such reimbursement the aggregate total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) of each Portfolio are not greater, on an annualized basis, than 0.85% and 0.75% of average daily net assets of Growth & Income Portfolio II and Bond Portfolio II, respectively.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES
    For the year ended December 31, 1996, the cost of investment securities purchased was $18,887,819 and $9,625,705, and the proceeds from sales of investment securities sold were $13,765,520 and $5,744,524, for Growth & Income Portfolio II and Bond Portfolio II, respectively, excluding U.S. government obligations and short-term investments. Purchases and sales of U.S. government obligations were $3,774,990 and $4,145,828, respectively, for Bond Portfolio II.

5.  RESTRICTED SECURITIES
    Restricted securities may be difficult to dispose of and involve the consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1996, Bond Portfolio II held restricted securities valued at $993,267, representing 6.63% of net assets. Acquisition date and cost of each are as follows:

                                                                    ACQUISITION
                                                                        DATE          COST
                                                                   --------------  ----------
Mercantile Safe Deposit..........................................       3/28/85    $  105,508
Central America, Series F........................................        8/1/86       150,000
Central America, Series G........................................        8/1/86       150,000
Central America, Series H........................................        8/1/86       150,000
Republic of Honduras, Series B...................................        5/1/88        92,683
Republic of Honduras, Series C...................................        5/1/88       100,000
Republic of Honduras, Series D...................................        5/1/88       100,000

    Bond Portfolio II received these securities from Western-Southern on November 21, 1994 in exchange for a proportionate interest in the portfolio.

SELECT ADVISORS PORTFOLIOS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Trustees of
  the Select Advisors Portfolios:

    We have audited the accompanying statements of assets and liabilities of the Select Advisors Portfolios (consisting of Growth and Income Portfolio II and Bond Portfolio II), including the schedules of investments, as of December 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and supplementary data for each of the two years in the period then ended and for the period November 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Select Advisors Portfolios as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the supplementary data for for each of the two years in the period then ended and for the period November 21, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 20, 1997

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                      INVESTMENT ADVISOR OF EACH PORTFOLIO
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                     ADMINISTRATOR OF THE SEPARATE ACCOUNT
                               Continuum-Vantage
                              301 West 11th Street
                          Kansas City, Missouri 64105

                                 TRANSFER AGENT
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02111

                 ADMINISTRATOR AND CUSTODIAN OF EACH PORTFOLIO
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02111

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                            One International Place
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                              201 East 5th Street
                             Cincinnati, Ohio 45202

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                          T O U C H S T O N E

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        FORM 7142-9612    THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENTSM